UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09463
                                                     ---------------------

                  Nuveen Ohio Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                              SEMIANNUAL REPORT January 31, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds


     NUVEEN MICHIGAN
      QUALITY INCOME
MUNICIPAL FUND, INC.
                 NUM

     NUVEEN MICHIGAN
      PREMIUM INCOME
MUNICIPAL FUND, INC.
                 NMP

     NUVEEN MICHIGAN
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NZW

         NUVEEN OHIO
      QUALITY INCOME
MUNICIPAL FUND, INC.
                 NUO

         NUVEEN OHIO
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NXI

         NUVEEN OHIO
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NBJ

         NUVEEN OHIO
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 3
                 NVJ


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DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
          LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.


     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     March 15, 2007

Nuveen Investments Municipal Closed-End Funds
(NUM, NMP, NZW, NUO, NXI, NBJ, NVJ)


Portfolio Manager's
        COMMENTS

Portfolio manager Cathryn Steeves reviews key investment strategies and the six-month performance of these seven Nuveen Funds. Cathryn, who joined Nuveen in 1996, has managed the Ohio Funds since 2004 and the Michigan Funds since 2005.



WHAT KEY STRATEGIES WERE USED TO MANAGE THE MICHIGAN AND OHIO FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED JANUARY 31, 2007?

During this six-month period, we saw very little change in short-term interest rates, while longer-term rates continued to decline, resulting in further flattening of the yield curve. In this environment, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds in the 25-year to 30-year part of the yield curve. We believed that bonds in this range of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also selectively sold holdings with shorter durations, including pre-refunded bonds, in all of the Funds.

While municipal issuance in Michigan during this six-month period was basically the same as that of the same period a year earlier, Ohio saw a 57% increase in supply for this period, compared with a 14% increase nationwide. Since both Michigan and Ohio are relatively high-quality states, much of the new supply was highly rated and/or insured, and the majority of our new purchases for the Michigan Funds were insured credits.

In the Michigan Funds, our purchases focused on health care, water and sewer, and appropriation bonds. In NUM, we also added zero coupon bonds, which were put into place to both lengthen fund duration and increase distributable income. In addition to lower-rated health care credits, the Ohio Funds also purchased higher education bonds.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

During this period, we purchased inverse floating rate trusts, a type of derivative financial instrument, in NMP and all four of the Ohio Funds. The inverse floaters had the benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we have also discussed the use of hedging as part of our duration management strategies. As of January 31, 2007, NZW continued to use forward interest rate swaps, which were put in place as part of our yield curve strategies. In addition, NVJ continued to use both forward interest rate swaps for yield curve management and U.S. Treasury note futures contracts to help bring the Fund's duration closer to our preferred strategic target.

HOW DID THE FUNDS PERFORM?

Individual results for these Michigan and Ohio Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 1/31/07

MICHIGAN FUNDS             6-MONTH       1-YEAR        5-YEAR        10-YEAR
--------------------------------------------------------------------------------
NUM                          3.69%        4.29%         6.70%        6.43%
--------------------------------------------------------------------------------
NMP                          3.32%        4.41%         6.21%        6.60%
--------------------------------------------------------------------------------
NZW                          3.73%        4.79%         7.55%        NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index2        3.06%        4.29%         5.11%        5.71%
--------------------------------------------------------------------------------
Lipper Michigan
Municipal Debt Funds
Average3                     3.87%        5.12%         6.60%        6.23%
--------------------------------------------------------------------------------
OHIO FUNDS
--------------------------------------------------------------------------------
NUO                          3.33%        4.25%         6.36%        6.32%
--------------------------------------------------------------------------------
NXI                          3.44%        4.41%         7.17%        NA
--------------------------------------------------------------------------------
NBJ                          3.55%        4.32%         7.25%        NA
--------------------------------------------------------------------------------

NVJ                          3.48%        4.14%         NA           NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index2        3.06%        4.29%         5.11%        5.71%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average4                     3.75%        4.98%         6.96%        6.57%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman Brothers Municipal Bond Index do not reflect any expenses.

3 The Lipper Michigan Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 7; 1 year, 7; 5 years, 5; and 10 years, 4. Fund and Lipper returns assume reinvestment of dividends.

4 The Lipper Other State Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 46; 1 year, 46; 5 years, 27; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended January 31, 2007, the cumulative returns on net asset value (NAV) for all of the Michigan and Ohio Funds outperformed the return on the Lehman Brothers Municipal Bond Index. All of the Michigan Funds trailed the average return for the Lipper Michigan peer group. For the Ohio Funds, all four Funds lagged the return of Lipper Other States peer group average. Shareholders of the Ohio Funds should note that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Factors that influenced the Funds' returns during this period included duration management, allocations to lower-rated credits (or credit risk), sector weightings, advance refunding activity,5 and the use of financial leverage.

As the yield curve continued to flatten over the course of this period, bonds with shorter maturities generally underperformed longer bonds. Overall, the Funds were well positioned in terms of duration, with limited exposure to the shortest maturities and good exposure to those parts of the yield curve that performed best during this period. However, the durations of NMP and NVJ were shorter than our preferred strategic target. As previously mentioned, we worked to address this situation by purchasing inverse floaters for NMP and maintaining the hedge on NVJ during this period.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of the Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value. In particular, NZW's overall heavier weighting in lower-rated securities helped its performance, while NMP and NUO had the smallest exposures to lower credit quality categories among these Funds, detracting from their six-month performance.

Among the lower-rated holdings making contributions to the Funds' total returns for this period were health care (including hospitals) credits and industrial development revenue bonds, which ranked as the top performing revenue sectors in the Lehman Brothers Municipal Bond Index. While tobacco bonds also performed well during this period as their credit spreads narrowed, only NVJ had a large enough exposure (4%) to this sector


5 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

to significantly benefit from the performance of these bonds. NBJ, NUO, and NXI each allocated just over 1% of their portfolios to tobacco bonds, while the Michigan Funds did not hold any of these bonds. In the Ohio Funds, exposure to the housing sector was also a positive contributor, as was the Funds' underexposure to state-issued general obligation bonds, which underperformed for the period.

In the Michigan Funds, we continued to see positive contributions from advance refunding activity, which benefited these three Funds through price appreciation and enhanced credit quality. However, the Michigan and Ohio Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to their shorter effective maturities and higher credit quality. While we continue to look for opportunities to trim the Funds' positions in these older pre-refunded bonds, we have taken a measured approach to selling these holdings due to their higher embedded yields.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leveraging strategy positively impacted their results over this period.

Dividend and Share Price
       INFORMATION



As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While the Funds' leveraging strategy continued to provide incremental income, the extent of this benefit was reduced during this period due to higher short-term interest rates, which increased the Funds' borrowing costs. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields. These factors resulted in one monthly dividend reduction in NUM, NVJ , NXI, and NZW, and two in NBJ and NUO over the six-month period ended January 31, 2007. The dividend of NMP remained stable during this period.

Due to normal portfolio activity, common shareholders of the Funds received capital gains and net ordinary income distributions at the end of December 2006, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NUM                          $0.0734                                 --
--------------------------------------------------------------------------------
NMP                          $0.0926                                 --
--------------------------------------------------------------------------------
NZW                          $0.0078                                 --
--------------------------------------------------------------------------------
NUO                          $0.0414                            $0.0007
--------------------------------------------------------------------------------
NXI                          $0.0311                                 --
--------------------------------------------------------------------------------
NBJ                          $0.0435                            $0.0004
--------------------------------------------------------------------------------
NVJ                          $0.0283                            $0.0073
--------------------------------------------------------------------------------

These distributions, which were generated by bond calls and the sale of appreciated securities, had a slight negative impact on the Funds' earning power per common share and were a minor factor in the per share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2007, NUM, NMP and NZW had positive UNII balances for both financial statement and, based on our best estimates, for tax purposes. All of the Ohio Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             1/31/07                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NUM                           -3.92%                             -5.06%
--------------------------------------------------------------------------------
NMP                           -2.47%                             -2.47%
--------------------------------------------------------------------------------
NZW                           +1.46%                             +2.76%
--------------------------------------------------------------------------------
NUO                           -2.98%                             -2.84%
--------------------------------------------------------------------------------
NXI                           -0.33%                             -1.88%
--------------------------------------------------------------------------------
NBJ                           -3.41%                             -2.71%
--------------------------------------------------------------------------------
NVJ                           -1.97%                             -3.15%
--------------------------------------------------------------------------------

Nuveen Michigan Quality Income Municipal Fund, Inc.
NUM

Performance
      OVERVIEW  As of January 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              85%
AA                                7%
A                                 3%
BBB                               4%
BB or Lower                       1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0685
Mar                            0.065
Apr                            0.065
May                            0.065
Jun                            0.062
Jul                            0.062
Aug                            0.062
Sep                            0.059
Oct                            0.059
Nov                            0.059
Dec                            0.059
Jan                            0.059

Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       15.29
                              15.18
                              15.28
                              15.27
                              15.3
                              15.49
                              15.29
                              15.18
                              15.12
                              15.12
                              15.1401
                              15.28
                              15.29
                              15.21
                              15.31
                              15.21
                              15.42
                              15.41
                              15.53
                              15.5
                              15.58
                              15.45
                              15.47
                              15.54
                              15.51
                              15.63
                              15.65
                              15.5
                              15.5
                              15.6
                              15.57
                              15.5
                              15.53
                              15.41
                              15.35
                              15.27
                              15.28
                              15.15
                              15.25
                              15.2
                              15.15
                              15.11
                              15.2
                              15.15
                              15.25
                              15.17
                              15.1
                              15.1
                              14.92
                              14.9
                              14.9
                              14.85
                              14.99
                              14.85
                              14.8028
                              14.77
                              14.7
                              14.8
                              14.6
                              14.74
                              14.72
                              14.72
                              14.81
                              15.01
                              15.26
                              15.22
                              15.1
                              15.25
                              15.18
                              15.43
                              15.13
                              15
                              14.97
                              15.05
                              15.03
                              14.96
                              14.75
                              14.85
                              14.89
                              14.88
                              14.81
                              14.87
                              14.8
                              14.77
                              14.96
                              15
                              14.81
                              14.8
                              14.63
                              14.75
                              14.76
                              14.59
                              14.46
                              14.41
                              14.41
                              14.47
                              14.49
                              14.44
                              14.5
                              14.48
                              14.24
                              14.2
                              14.23
                              14.34
                              14.35
                              14.29
                              14.48
                              14.58
                              14.63
                              14.69
                              14.5
                              14.4499
                              14.42
                              14.38
                              14.38
                              14.38
                              14.26
                              14.25
                              14.31
                              14.25
                              14.2
                              14.16
                              14.25
                              14.26
                              14.35
                              14.41
                              14.47
                              14.41
                              14.47
                              14.49
                              14.47
                              14.5
                              14.66
                              14.74
                              14.65
                              14.51
                              14.51
                              14.68
                              14.73
                              14.79
                              14.8
                              14.7401
                              14.76
                              14.75
                              14.74
                              14.74
                              14.86
                              14.93
                              14.9
                              14.95
                              14.9
                              14.71
                              14.78
                              14.97
                              14.82
                              14.77
                              14.73
                              14.73
                              14.67
                              14.69
                              14.69
                              14.67
                              14.79
                              14.77
                              14.78
                              14.75
                              14.88
                              14.82
                              14.76
                              14.76
                              14.77
                              14.81
                              14.83
                              14.77
                              14.8
                              14.7
                              14.78
                              14.65
                              14.65
                              14.57
                              14.64
                              14.65
                              14.57
                              14.61
                              14.61
                              14.58
                              14.54
                              14.54
                              14.6
                              14.54
                              14.55
                              14.52
                              14.55
                              14.63
                              14.53
                              14.49
                              14.6058
                              14.67
                              14.61
                              14.73
                              14.68
                              14.65
                              14.63
                              14.67
                              14.68
                              14.7
                              14.66
                              14.64
                              14.69
                              14.63
                              14.67
                              14.76
                              14.8101
                              14.87
                              14.86
                              14.84
                              14.83
                              14.81
                              14.81
                              14.89
                              14.97
                              14.89
                              14.76
                              14.67
                              14.63
                              14.59
                              14.55
                              14.55
                              14.5
                              14.48
                              14.4901
                              14.47
                              14.53
                              14.53
                              14.51
                              14.53
                              14.54
                              14.65
                              14.64
                              14.63
                              14.55
                              14.58
                              14.62
                              14.57
                              14.64
                              14.58
                              14.66
                              14.6664
                              14.75
                              14.731
                              14.75
                              14.7
                              14.68
1/31/07                       14.7


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.70
------------------------------------
Common Share
Net Asset Value               $15.30
------------------------------------
Premium/(Discount) to NAV     -3.92%
------------------------------------
Market Yield                   4.82%
------------------------------------
Taxable-Equivalent Yield1      6.97%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $179,235
------------------------------------
Average Effective
Maturity on Securities (Years) 14.05
------------------------------------
Leverage-Adjusted Duration      8.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.03%         3.69%
------------------------------------
1-Year          1.78%         4.29%
------------------------------------
5-Year          5.35%         6.70%
------------------------------------
10-Year         5.81%         6.43%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         28.9%
------------------------------------
U.S. Guaranteed                27.4%
------------------------------------
Tax Obligation/Limited         11.6%
------------------------------------
Health Care                     8.6%
------------------------------------
Utilities                       8.2%
------------------------------------
Water and Sewer                 6.3%
------------------------------------
Other                           9.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0734 per share.

Nuveen Michigan Premium Income Municipal Fund, Inc.
NMP

Performance
      OVERVIEW  As of January 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              79%
AA                               14%
A                                 4%
BBB                               2%
BB or Lower                       1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0665
Mar                            0.063
Apr                            0.063
May                            0.063
Jun                           0.0605
Jul                           0.0605
Aug                           0.0605
Sep                           0.0605
Oct                           0.0605
Nov                           0.0605
Dec                           0.0605
Jan                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       14.99
                              15.1
                              15.07
                              15.15
                              15.06
                              15.17
                              15.15
                              15.16
                              15.3
                              15.14
                              15.06
                              15.04
                              15.04
                              14.96
                              15.11
                              15.12
                              15.1008
                              15.11
                              15.4
                              15.49
                              15.5
                              15.37
                              15.21
                              14.6
                              14.66
                              14.74
                              14.73
                              14.8
                              15.05
                              15.29
                              15.03
                              15.01
                              14.8
                              14.94
                              14.85
                              14.8
                              15
                              14.95
                              14.95
                              14.8
                              14.69
                              14.62
                              14.61
                              14.5
                              14.74
                              14.46
                              14.45
                              14.4
                              14.39
                              14.29
                              14.43
                              14.38
                              14.34
                              14.2
                              14.3
                              14.3
                              14.55
                              14.25
                              14.48
                              14.6
                              14.86
                              14.86
                              14.82
                              14.8501
                              14.87
                              14.76
                              14.83
                              14.9
                              14.62
                              14.95
                              14.8
                              14.94
                              14.7
                              14.7
                              14.98
                              14.85
                              14.9
                              14.88
                              14.85
                              14.9
                              15.08
                              14.82
                              14.8
                              14.92
                              15.15
                              15.11
                              14.95
                              14.7
                              14.61
                              14.7
                              14.73
                              14.7
                              14.7
                              14.58
                              14.46
                              14.5
                              14.43
                              14.32
                              14.42
                              14.2
                              14.26
                              14.13
                              14.24
                              14.17
                              14.45
                              14.66
                              14.8
                              14.75
                              14.79
                              14.84
                              14.88
                              14.84
                              14.72
                              14.5
                              14.45
                              14.5
                              14.5
                              14.45
                              14.25
                              14.19
                              14.15
                              14.11
                              14.1
                              14.05
                              14.2
                              14.27
                              14.32
                              14.35
                              14.39
                              14.48
                              14.39
                              14.21
                              14.22
                              14.28
                              14.26
                              14.28
                              14.37
                              14.48
                              14.42
                              14.42
                              14.43
                              14.53
                              14.52
                              14.71
                              14.7
                              14.7
                              14.7
                              14.68
                              14.7
                              14.68
                              14.74
                              14.66
                              14.58
                              14.7
                              14.61
                              14.69
                              14.67
                              14.67
                              14.67
                              14.79
                              14.72
                              14.6
                              14.57
                              14.63
                              14.63
                              14.69
                              15
                              14.72
                              14.8
                              14.8
                              14.85
                              14.94
                              14.95
                              14.95
                              14.95
                              14.91
                              14.84
                              14.75
                              14.6
                              14.6
                              14.61
                              14.6001
                              14.65
                              14.8
                              14.9
                              14.85
                              14.76
                              14.79
                              14.8
                              14.85
                              14.8509
                              14.89
                              14.89
                              14.82
                              14.72
                              14.77
                              14.86
                              15
                              14.96
                              14.98
                              14.9
                              15
                              14.97
                              14.9794
                              14.86
                              14.91
                              14.87
                              14.93
                              14.9
                              14.83
                              14.895
                              14.85
                              14.86
                              14.97
                              14.9994
                              15.15
                              15.06
                              15.1
                              15.21
                              15.06
                              15.08
                              14.92
                              14.83
                              14.8
                              14.75
                              14.7
                              14.81
                              14.8
                              14.8
                              15.0599
                              14.91
                              14.86
                              14.75
                              14.75
                              14.7801
                              15.05
                              15.04
                              14.95
                              14.9701
                              14.96
                              14.95
                              14.91
                              14.9
                              14.86
                              14.86
                              14.83
                              14.75
                              14.7
                              14.7
                              14.66
                              14.66
                              14.7103
                              14.64
1/31/07                       14.59


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.59
------------------------------------
Common Share
Net Asset Value               $14.96
------------------------------------
Premium/(Discount) to NAV     -2.47%
------------------------------------
Market Yield                   4.98%
------------------------------------
Taxable-Equivalent Yield1      7.20%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $115,928
------------------------------------
Average Effective
Maturity on Securities (Years) 15.21
------------------------------------
Leverage-Adjusted Duration      7.18
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.40%         3.32%
------------------------------------
1-Year          3.67%         4.41%
------------------------------------
5-Year          6.70%         6.21%
------------------------------------
10-Year         7.83%         6.60%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         27.5%
------------------------------------
U.S. Guaranteed                20.9%
------------------------------------
Tax Obligation/Limited         13.5%
------------------------------------
Water and Sewer                12.6%
------------------------------------
Utilities                       9.2%
------------------------------------
Health Care                     7.2%
------------------------------------
Other                           9.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0926 per share.

Nuveen Michigan Dividend Advantage Municipal Fund
NZW

Performance
      OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              74%
AA                                9%
A                                 7%
BBB                               6%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0745
Mar                           0.0705
Apr                           0.0705
May                           0.0705
Jun                           0.0675
Jul                           0.0675
Aug                           0.0675
Sep                           0.0645
Oct                           0.0645
Nov                           0.0645
Dec                           0.0645
Jan                           0.0645

Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       15.72
                              15.6
                              15.95
                              15.95
                              15.93
                              15.93
                              16.4
                              16.15
                              16.15
                              16
                              16
                              16.25
                              16.2
                              16.12
                              16.15
                              16.15
                              16.11
                              16.15
                              16.15
                              16.22
                              16.59
                              16.25
                              16.26
                              16.1
                              16
                              16
                              16
                              15.97
                              15.85
                              15.85
                              15.85
                              15.86
                              15.86
                              15.68
                              15.42
                              15.32
                              15.32
                              15.31
                              15.3199
                              15.5
                              15.5
                              15.73
                              15.73
                              15.65
                              15.76
                              15.76
                              15.76
                              15.76
                              15.8
                              15.8
                              15.8
                              15.9
                              16
                              16
                              16
                              16
                              15.9
                              16
                              16.09
                              16.09
                              16.06
                              16.06
                              16.1
                              16
                              15.9
                              15.9
                              16
                              15.88
                              15.57
                              15.57
                              15.49
                              15.4
                              15.4
                              15.47
                              15.36
                              15.19
                              15.25
                              15.3
                              15.25
                              15.29
                              15.39
                              15.39
                              15.39
                              15.53
                              15.6
                              15.65
                              15.77
                              15.55
                              15.65
                              15.4108
                              15.4108
                              15.4108
                              15.45
                              15.45
                              15.45
                              15.36
                              15.36
                              15.26
                              15.4
                              15.44
                              15.4
                              15.4
                              15.32
                              15.5
                              15.5
                              15.59
                              15.59
                              15.52
                              15.58
                              15.48
                              15.48
                              15.55
                              15.58
                              15.5
                              15.37
                              15.45
                              15.61
                              15.6
                              15.57
                              15.5
                              15.64
                              15.64
                              15.7
                              15.8
                              15.8
                              15.81
                              15.92
                              15.85
                              15.84
                              15.84
                              15.6
                              15.6699
                              15.524
                              15.524
                              15.68
                              15.64
                              15.912
                              15.912
                              15.78
                              15.78
                              15.85
                              15.95
                              15.84
                              15.8501
                              15.85
                              15.97
                              16
                              16
                              15.9999
                              15.9999
                              15.9585
                              15.88
                              15.88
                              15.88
                              15.85
                              15.85
                              15.78
                              15.9
                              15.9
                              15.85
                              15.81
                              15.85
                              15.95
                              15.92
                              16.09
                              15.85
                              15.92
                              15.78
                              15.84
                              15.84
                              15.75
                              15.65
                              15.6
                              15.55
                              15.55
                              15.44
                              15.44
                              15.55
                              15.8
                              15.79
                              15.8
                              15.8
                              15.8
                              15.75
                              15.75
                              15.75
                              15.5
                              15.5
                              15.44
                              15.44
                              15.5
                              15.55
                              15.33
                              15.38
                              15.39
                              15.39
                              15.39
                              15.43
                              15.5
                              15.78
                              15.78
                              15.36
                              15.36
                              15.32
                              15.3301
                              15.33
                              15.26
                              15.3
                              15.25
                              15.25
                              15.277
                              15.24
                              15.33
                              15.33
                              15.39
                              15.38
                              15.39
                              15.46
                              15.55
                              15.59
                              15.76
                              15.6
                              15.53
                              15.53
                              15.46
                              15.37
                              15.5
                              15.67
                              15.38
                              15.29
                              15.56
                              15.54
                              15.54
                              15.54
                              15.63
                              15.7
                              15.7
                              15.73
                              15.83
                              15.83
                              15.66
                              15.64
                              15.64
                              15.64
                              15.64
                              15.64
                              15.46
                              15.46
                              15.44
                              15.44
                              15.31
                              15.33
                              15.26
1/31/07                       15.32


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.32
------------------------------------
Common Share
Net Asset Value               $15.10
------------------------------------
Premium/(Discount) to NAV      1.46%
------------------------------------
Market Yield                   5.05%
------------------------------------
Taxable-Equivalent Yield1      7.30%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $31,178
------------------------------------
Average Effective
Maturity on Securities (Years) 15.67
------------------------------------
Leverage-Adjusted Duration      7.48
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.59%         3.73%
------------------------------------
1-Year          3.32%         4.79%
------------------------------------
5-Year          7.14%         7.55%
------------------------------------
Since
Inception       6.16%         6.86%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                25.8%
------------------------------------
Tax Obligation/General         19.2%
------------------------------------
Health Care                    11.7%
------------------------------------
Water and Sewer                11.6%
------------------------------------
Utilities                      10.4%
------------------------------------
Tax Obligation/Limited          8.3%
------------------------------------
Other                          13.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 30.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0078 per share.

Nuveen Ohio Quality Income Municipal Fund, Inc.
NUO

Performance
      OVERVIEW  As of January 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              75%
AA                               14%
A                                 6%
BBB                               4%
N/R                               1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.073
Mar                            0.069
Apr                            0.069
May                            0.069
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0625
Oct                           0.0625
Nov                           0.0625
Dec                           0.0595
Jan                           0.0595

Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       16.9
                              16.88
                              16.8
                              17.03
                              17.03
                              17.09
                              17.1
                              17.1
                              17.01
                              16.87
                              16.89
                              16.85
                              17.15
                              17.06
                              16.9
                              16.95
                              17.12
                              16.99
                              16.95
                              17
                              16.77
                              16.35
                              16.6999
                              16.51
                              16.52
                              16.54
                              16.38
                              16.35
                              16.38
                              16.39
                              16.47
                              16.5
                              16.4
                              16.44
                              16.25
                              16.35
                              16.27
                              16.25
                              16.36
                              16.35
                              16.29
                              16.37
                              16.6
                              16.57
                              16.47
                              16.18
                              16.1
                              16
                              16.08
                              16.2
                              16.09
                              16.08
                              16.19
                              16.06
                              16.06
                              16.11
                              16.2
                              16.219
                              16.19
                              16.24
                              16.27
                              16.27
                              16.28
                              16.3
                              16.24
                              16.11
                              16.1
                              16.08
                              16.05
                              15.98
                              15.9699
                              15.6
                              15.57
                              15.88
                              15.76
                              15.8501
                              16.1
                              16.11
                              16.2
                              16.2
                              16.25
                              16.3001
                              16.14
                              16.24
                              16.04
                              16.15
                              16.11
                              16.12
                              16
                              15.81
                              15.8
                              15.71
                              15.56
                              15.45
                              15.47
                              15.43
                              15.3
                              15.1
                              15.13
                              15.12
                              15.04
                              15.05
                              15.03
                              14.97
                              15.06
                              15.22
                              15.28
                              15.27
                              15.35
                              15.37
                              15.34
                              15.25
                              15.06
                              15.31
                              15.31
                              15.26
                              15.2
                              15.33
                              15.34
                              15.66
                              15.65
                              15.77
                              15.72
                              15.77
                              15.9
                              15.83
                              15.8401
                              15.92
                              15.92
                              16.13
                              15.99
                              16.0499
                              16.15
                              16.08
                              16.03
                              16
                              16
                              15.99
                              16.15
                              15.97
                              16.03
                              16.05
                              16
                              16.06
                              16.04
                              16.03
                              16.14
                              16.18
                              16.15
                              16.2199
                              15.91
                              15.85
                              15.77
                              15.99
                              15.97
                              15.91
                              15.73
                              15.56
                              15.55
                              15.52
                              15.48
                              15.48
                              15.46
                              15.56
                              15.52
                              15.5
                              15.71
                              15.62
                              15.59
                              15.59
                              15.66
                              15.59
                              15.55
                              15.5601
                              15.56
                              15.58
                              15.5301
                              15.54
                              15.54
                              15.61
                              15.62
                              15.64
                              15.62
                              15.62
                              15.65
                              15.67
                              15.68
                              15.73
                              15.64
                              15.65
                              15.61
                              15.79
                              15.9
                              15.94
                              15.92
                              15.95
                              15.89
                              15.95
                              15.91
                              15.97
                              15.86
                              15.88
                              15.93
                              15.9
                              15.81
                              15.87
                              15.71
                              15.67
                              15.6
                              15.58
                              15.65
                              15.77
                              15.72
                              15.8
                              15.86
                              15.95
                              15.97
                              15.96
                              15.97
                              15.93
                              15.91
                              15.81
                              15.72
                              15.7
                              15.61
                              15.74
                              15.74
                              15.73
                              15.68
                              15.75
                              15.78
                              15.69
                              15.65
                              15.65
                              15.9
                              15.85
                              15.86
                              15.89
                              15.9
                              15.91
                              15.86
                              15.89
                              15.82
                              15.75
                              15.74
                              15.73
                              15.71
                              15.7799
                              15.81
                              15.75
                              15.71
                              15.74
                              15.67
1/31/07                       15.65


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.65
------------------------------------
Common Share
Net Asset Value               $16.13
------------------------------------
Premium/(Discount) to NAV     -2.98%
------------------------------------
Market Yield                   4.56%
------------------------------------
Taxable-Equivalent Yield1      6.74%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $157,194
------------------------------------
Average Effective
Maturity on Securities (Years) 14.53
------------------------------------
Leverage-Adjusted Duration      7.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.48%         3.33%
------------------------------------
1-Year         -3.26%         4.25%
------------------------------------
5-Year          3.79%         6.36%
------------------------------------
10-Year         5.34%         6.32%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               25.5%
------------------------------------
Tax Obligation/General        22.8%
------------------------------------
Health Care                   12.0%
------------------------------------
Education and Civic
  Organizations               11.7%
------------------------------------
Tax Obligation/Limited         7.0%
------------------------------------
Utilities                      4.7%
------------------------------------
Housing/Multifamily            4.3%
------------------------------------
Other                         12.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0421 per share.

Nuveen Ohio Dividend Advantage Municipal Fund
NXI

Performance
      OVERVIEW  As of January 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               17%
A                                 8%
BBB                               6%
N/R                               1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                            0.071
Mar                           0.0675
Apr                           0.0675
May                           0.0675
Jun                           0.0635
Jul                           0.0635
Aug                           0.0635
Sep                           0.0605
Oct                           0.0605
Nov                           0.0605
Dec                           0.0605
Jan                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       16.85
                              16.8501
                              16.55
                              16.4
                              16.24
                              16.14
                              16.13
                              16.4
                              16.3
                              16.6
                              16.46
                              16.5
                              16.77
                              16.56
                              16.7
                              16.48
                              16.75
                              16.701
                              16.84
                              17
                              16.79
                              16.6
                              16.35
                              16.35
                              16.35
                              16.35
                              16.24
                              16.3
                              16.2001
                              16.21
                              16.3
                              16.3
                              16.3
                              16.23
                              16.21
                              16.23
                              16
                              16.49
                              16.3
                              16.36
                              16.6
                              16.4
                              16.2
                              16.15
                              15.96
                              16.03
                              15.9708
                              16.01
                              16.22
                              16.08
                              16.229
                              15.86
                              15.83
                              15.93
                              15.88
                              15.85
                              16.08
                              16.1
                              15.59
                              15.67
                              15.8
                              15.8
                              15.62
                              15.68
                              15.55
                              15.6
                              15.6
                              15.71
                              15.54
                              15.54
                              15.32
                              15.45
                              15.6
                              15.5
                              15.35
                              15.6
                              15.6
                              15.65
                              15.65
                              15.42
                              15.49
                              15.66
                              15.33
                              15.3
                              15.46
                              15.52
                              15.52
                              15.36
                              15.28
                              15.28
                              15.23
                              15.22
                              15.01
                              15.07
                              14.96
                              14.95
                              14.9
                              14.66
                              14.6
                              14.6
                              14.48
                              14.48
                              14.33
                              14.35
                              14.41
                              14.38
                              14.44
                              14.35
                              14.45
                              14.5001
                              14.47
                              14.6
                              14.41
                              14.57
                              14.48
                              14.4
                              14.33
                              14.4
                              14.4
                              14.6999
                              14.5
                              14.61
                              14.75
                              14.85
                              15.1
                              15.05
                              15.12
                              15.22
                              15.36
                              15.42
                              15.39
                              15.4
                              15.4
                              15.45
                              15.6
                              15.59
                              15.49
                              15.79
                              15.95
                              15.35
                              14.95
                              15.12
                              14.92
                              14.9
                              14.94
                              15.15
                              14.89
                              14.82
                              14.89
                              14.98
                              14.89
                              14.7
                              14.6
                              14.57
                              14.5799
                              14.68
                              14.61
                              14.63
                              14.74
                              14.8487
                              14.75
                              14.87
                              14.94
                              15.1574
                              14.96
                              14.93
                              15.06
                              15.02
                              15.06
                              15.06
                              15.02
                              15.23
                              15.15
                              15.31
                              15
                              15
                              15.08
                              15
                              15.09
                              15.01
                              15.02
                              14.9999
                              15.05
                              15.06
                              14.8
                              14.73
                              14.77
                              14.89
                              14.87
                              14.93
                              14.8852
                              15.13
                              15.24
                              15.24
                              15.19
                              15.12
                              15.14
                              15.01
                              15.01
                              14.97
                              15.06
                              14.91
                              14.82
                              14.74
                              14.7
                              14.79
                              14.7603
                              14.74
                              14.78
                              14.76
                              14.9
                              14.84
                              14.828
                              14.94
                              14.98
                              15.06
                              15
                              15
                              15.03
                              15.06
                              15.11
                              14.88
                              14.9
                              15
                              14.95
                              14.91
                              14.91
                              14.99
                              14.99
                              14.95
                              14.92
                              14.77
                              14.81
                              14.81
                              14.8
                              14.76
                              14.68
                              14.72
                              14.73
                              14.79
                              14.84
                              14.75
                              14.83
                              14.7
                              14.7897
                              14.76
                              14.8
                              14.8
                              14.96
                              14.86
                              14.89
                              15
                              15.09
1/31/07                       15.09

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.09
------------------------------------
Common Share
Net Asset Value               $15.14
------------------------------------
Premium/(Discount) to NAV     -0.33%
------------------------------------
Market Yield                   4.81%
------------------------------------
Taxable-Equivalent Yield1      7.10%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $64,253
------------------------------------
Average Effective
Maturity on Securities (Years) 14.04
------------------------------------
Leverage-Adjusted Duration      7.26
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.95%         3.44%
------------------------------------
1-Year         -8.39%         4.41%
------------------------------------
5-Year          5.88%         7.17%
------------------------------------
Since
Inception       5.99%         7.08%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               29.7%
------------------------------------
Tax Obligation/General        18.0%
------------------------------------
Education and Civic
   Organizations              15.5%
------------------------------------
Tax Obligation/Limited         8.0%
------------------------------------
Health Care                    7.5%
------------------------------------
Utilities                      6.0%
------------------------------------
Housing/Multifamily            3.9%
------------------------------------
Other                         11.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0311 per share.

Nuveen Ohio Dividend Advantage Municipal Fund 2
NBJ

Performance
      OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              71%
AA                               12%
A                                 9%
BBB                               7%
N/R                               1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0665
Mar                           0.0665
Apr                           0.0665
May                           0.0665
Jun                            0.062
Jul                            0.062
Aug                            0.062
Sep                            0.059
Oct                            0.059
Nov                            0.059
Dec                           0.0565
Jan                           0.0565

Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       16.45
                              16.4
                              16.3
                              16.06
                              16.06
                              16.16
                              16.06
                              16.21
                              16.25
                              16.16
                              16.16
                              16.25
                              16.16
                              16.12
                              16.12
                              15.72
                              15.76
                              15.77
                              15.69
                              15.82
                              15.53
                              15.1
                              15.2
                              15.35
                              15.25
                              15.46
                              15.5
                              15.08
                              15.25
                              15.25
                              15.57
                              15.45
                              15.45
                              15.25
                              15.6
                              15.2
                              15.3
                              15.17
                              15.2
                              15.35
                              15.21
                              15.11
                              15.26
                              15.26
                              15.25
                              15.2
                              15.05
                              15.25
                              15.6
                              15.45
                              15.32
                              15.4001
                              15.25
                              15.5
                              15.25
                              15.5
                              15.5
                              15.51
                              15.79
                              15.65
                              15.46
                              15.46
                              15.55
                              15.65
                              15.4
                              15.09
                              15.18
                              15.3228
                              15.8
                              15.35
                              15.25
                              15.44
                              15.25
                              15.45
                              15.55
                              15.55
                              15.5
                              15.05
                              15.35
                              15.35
                              15.6
                              15.4
                              15.4
                              15.28
                              15.35
                              15.15
                              15.16
                              15.15
                              14.95
                              14.95
                              14.83
                              14.83
                              14.86
                              14.7
                              14.71
                              14.49
                              14.16
                              14.2
                              14.3
                              14.33
                              14.7
                              14.7
                              14.3
                              14.27
                              14.34
                              14.3
                              14.3
                              14.17
                              14.09
                              14.01
                              14.12
                              14.13
                              14.1
                              14.14
                              14.1
                              14.1
                              14.06
                              14.15
                              14.22
                              14.45
                              14.45
                              14.6
                              14.58
                              14.7
                              14.7
                              14.7
                              14.73
                              14.95
                              14.8999
                              14.98
                              14.98
                              14.9
                              14.9
                              14.7
                              14.7
                              15
                              14.9
                              15
                              15.3
                              15.25
                              15.25
                              15.07
                              15.01
                              15.04
                              14.99
                              14.9
                              14.72
                              14.88
                              15.12
                              15.1
                              15.15
                              14.81
                              14.7
                              14.69
                              14.92
                              14.91
                              14.83
                              14.7
                              14.78
                              14.63
                              14.61
                              14.58
                              15
                              15
                              15.3624
                              15.13
                              15.09
                              15.09
                              14.9943
                              14.9943
                              14.93
                              14.83
                              14.77
                              14.77
                              14.66
                              14.65
                              14.5
                              14.4
                              14.48
                              14.59
                              14.63
                              14.6
                              14.67
                              14.67
                              14.67
                              14.67
                              14.54
                              14.52
                              14.61
                              14.8
                              14.75
                              14.78
                              14.81
                              14.82
                              14.67
                              14.75
                              14.7
                              14.66
                              14.66
                              14.71
                              14.62
                              14.69
                              14.62
                              14.6606
                              14.51
                              14.55
                              14.58
                              14.58
                              14.58
                              14.6
                              14.5
                              14.51
                              14.49
                              14.53
                              14.47
                              14.5
                              14.57
                              14.55
                              14.65
                              14.61
                              14.46
                              14.49
                              14.45
                              14.48
                              14.45
                              14.55
                              14.52
                              14.58
                              14.49
                              14.47
                              14.43
                              14.41
                              14.54
                              14.54
                              14.5508
                              14.5401
                              14.4801
                              14.55
                              14.48
                              14.36
                              14.39
                              14.3
                              14.25
                              14.28
                              14.28
                              14.29
                              14.33
                              14.35
                              14.39
                              14.35
                              14.23
                              14.26
                              14.4
1/31/07                       14.43


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.43
------------------------------------
Common Share
Net Asset Value               $14.94
------------------------------------
Premium/(Discount) to NAV     -3.41%
------------------------------------
Market Yield                   4.70%
------------------------------------
Taxable-Equivalent Yield1      6.94%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $46,643
------------------------------------
Average Effective
Maturity on Securities (Years) 14.69
------------------------------------
Leverage-Adjusted Duration      7.68
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.83%         3.55%
------------------------------------
1-Year         -7.56%         4.32%
------------------------------------
5-Year          5.12%         7.25%
------------------------------------
Since
Inception       5.05%         6.71%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               26.0%
------------------------------------
Tax Obligation/General        21.5%
------------------------------------
Health Care                   15.5%
------------------------------------
Tax Obligation/Limited        10.0%
------------------------------------
Education and Civic
  Organizations                9.5%
------------------------------------
Utilities                      6.0%
------------------------------------
Consumer Staples               5.9%
------------------------------------
Other                          5.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0439 per share.

Nuveen Ohio Dividend Advantage Municipal Fund 3
NVJ

Performance
      OVERVIEW  As of January 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              70%
AA                               11%
A                                11%
BBB                               8%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Feb                           0.0655
Mar                           0.0655
Apr                           0.0655
May                           0.0655
Jun                           0.0615
Jul                           0.0615
Aug                           0.0615
Sep                           0.0595
Oct                           0.0595
Nov                           0.0595
Dec                           0.0595
Jan                           0.0595


Line Chart:
SHARE PRICE PERFORMANCE
WEEKLY CLOSING PRICE
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.
2/01/06                       15.83
                              15.85
                              15.8
                              16
                              15.83
                              15.9
                              15.8101
                              15.8101
                              15.81
                              15.8
                              15.9
                              16
                              15.91
                              15.8
                              16
                              15.44
                              15.58
                              15.44
                              15.35
                              15.55
                              15.2508
                              15.35
                              15.1
                              15.41
                              15.09
                              15.3
                              15.35
                              15.35
                              15.12
                              15.12
                              15.16
                              15.18
                              15.18
                              15.09
                              15.54
                              15.45
                              15.45
                              15.45
                              15.55
                              15.55
                              15.76
                              15.65
                              15.85
                              15.85
                              15.85
                              15.85
                              15.65
                              15.75
                              15.6
                              15.4
                              15.38
                              15.75
                              15.5999
                              15.5
                              15.57
                              15.67
                              15.77
                              15.77
                              15.8
                              15.8
                              16.05
                              16.05
                              16.05
                              16.05
                              16.05
                              15.85
                              15.83
                              15.83
                              15.83
                              15.7
                              15.97
                              15.87
                              15.9
                              15.9
                              15.65
                              15.5
                              15.55
                              15.29
                              15.29
                              15.19
                              15.35
                              15.4
                              15.3
                              15.25
                              15.33
                              15.4
                              15.45
                              15.08
                              15.05
                              15.06
                              15.01
                              14.85
                              14.8
                              14.68
                              14.5
                              14.49
                              14.49
                              14.27
                              14.36
                              14.4
                              14.46
                              14.34
                              13.9
                              13.95
                              14.33
                              14.38
                              14.37
                              14.09
                              14.14
                              14.02
                              14.03
                              14.05
                              14
                              14.05
                              14.05
                              14.1
                              14.11
                              14.12
                              14.12
                              14.1
                              14.12
                              14.27
                              14.33
                              14.43
                              14.67
                              14.75
                              14.69
                              14.69
                              14.69
                              14.7
                              14.79
                              14.87
                              14.87
                              14.92
                              14.78
                              14.96
                              14.68
                              14.94
                              15.06
                              15.06
                              15.06
                              14.95
                              15.02
                              15.08
                              14.95
                              14.95
                              14.95
                              15.04
                              15.0301
                              15.36
                              15.29
                              15.0196
                              15
                              15.01
                              14.9
                              14.96
                              14.84
                              14.85
                              14.85
                              14.86
                              14.86
                              14.73
                              14.73
                              14.75
                              14.72
                              14.72
                              14.77
                              14.81
                              14.69
                              14.69
                              14.69
                              14.79
                              14.82
                              14.82
                              14.78
                              14.68
                              14.9
                              14.9
                              14.82
                              14.77
                              14.76
                              14.75
                              14.72
                              14.7
                              14.7
                              14.72
                              14.72
                              14.6899
                              14.93
                              14.79
                              14.88
                              14.86
                              14.93
                              14.99
                              14.85
                              14.81
                              14.79
                              14.82
                              14.83
                              14.9
                              14.8
                              14.8699
                              14.8
                              14.88
                              14.93
                              14.96
                              14.96
                              14.92
                              14.92
                              14.88
                              14.83
                              14.84
                              14.9
                              14.9
                              14.95
                              14.95
                              14.83
                              14.89
                              14.91
                              14.89
                              14.98
                              14.9
                              14.88
                              14.88
                              14.86
                              14.85
                              14.89
                              14.86
                              14.85
                              14.91
                              14.88
                              14.64
                              14.64
                              14.64
                              14.64
                              14.67
                              14.65
                              14.69
                              14.69
                              14.68
                              14.76
                              14.72
                              14.65
                              14.74
                              14.73
                              14.78
                              14.87
                              14.84
                              14.84
                              14.76
                              14.8
                              14.8501
                              14.89
1/31/07                       14.89


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.89
------------------------------------
Common Share
Net Asset Value               $15.19
------------------------------------
Premium/(Discount) to NAV     -1.97%
------------------------------------
Market Yield                   4.80%
------------------------------------
Taxable-Equivalent Yield1      7.09%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $32,780
------------------------------------
Average Effective
Maturity on Securities (Years) 13.56
------------------------------------
Leverage-Adjusted Duration      7.61
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.66%         3.48%
------------------------------------
1-Year         -1.02%         4.14%
------------------------------------
Since
Inception       5.64%         7.05%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed               31.8%
------------------------------------
Tax Obligation/General        22.4%
------------------------------------
Tax Obligation/Limited        13.5%
------------------------------------
Health Care                    8.9%
------------------------------------
Education and Civic
  Organizations                6.5%
------------------------------------
Consumer Staples               4.3%
------------------------------------
Other                         12.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006, of $0.0356 per share.

               Shareholder
                      MEETING REPORT

               The shareholder meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                             NUM                               NMP                                 NZW
------------------------------------------------------------------------------------------------------------------------------------
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
Robert P. Bremner
   For                             10,819,143               --          7,140,205             --          2,018,290               --
   Withhold                           169,193               --            124,377             --             29,990               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280               --
====================================================================================================================================
Lawrence H. Brown
   For                             10,824,472               --          7,130,859             --          2,010,440               --
   Withhold                           163,864               --            133,723             --             37,840               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280               --
====================================================================================================================================
Jack B. Evans
   For                             10,834,515               --          7,144,314             --          2,018,290               --
   Withhold                           153,821               --            120,268             --             29,990               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280               --
====================================================================================================================================
William C. Hunter
   For                             10,841,215               --          7,145,350             --          2,016,871               --
   Withhold                           147,121               --            119,232             --             31,409               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280               --
====================================================================================================================================
David J. Kundert
   For                             10,831,693               --          7,144,314             --          2,017,691               --
   Withhold                           156,643               --            120,268             --             30,589               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280               --
====================================================================================================================================
William J. Schneider
   For                                     --            3,601                 --          2,206                 --              613
   Withhold                                --               22                 --             10                 --               24
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            3,623                 --          2,216                 --              637
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            3,601                 --          2,206                 --              613
   Withhold                                --               22                 --             10                 --               24
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            3,623                 --          2,216                 --              637
====================================================================================================================================
Judith M. Stockdale
   For                             10,832,073               --          7,141,164             --          2,018,291              --
   Withhold                           156,263               --            123,418             --             29,989              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280              --
====================================================================================================================================
Eugene S. Sunshine
   For                             10,840,256               --          7,144,786             --          2,016,870              --
   Withhold                           148,080               --            119,796             --             31,410              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,988,336               --          7,264,582             --          2,048,280              --
====================================================================================================================================

                        Shareholder
                               MEETING REPORT (continued)
                                             NUO                               NXI                                 NBJ
------------------------------------------------------------------------------------------------------------------------------------
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

Robert P. Bremner
   For                              8,902,959               --        4,096,606               --          3,019,575               --
   Withhold                           148,891               --           32,181               --             32,859               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================
Lawrence H. Brown
   For                              8,887,448               --        4,096,475               --          3,014,175               --
   Withhold                           164,402               --           32,312               --             38,259               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================
   Jack B. Evans
   For                              8,906,329               --        4,098,633               --          3,017,656               --
   Withhold                           145,521               --           30,154               --             34,778               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================
William C. Hunter
   For                              8,904,887               --        4,099,133               --          3,016,656               --
   Withhold                           146,963               --           29,654               --             35,778               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================
David J. Kundert
   For                              8,905,333               --        4,097,133               --          3,007,221               --
   Withhold                           146,517               --           31,654               --             45,213               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================
William J. Schneider
   For                                     --            2,898               --            1,189                 --              935
   Withhold                                --               49               --               23                 --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            2,947               --            1,212                 --              935
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            2,898               --            1,189                 --              935
   Withhold                                --               49               --               23                 --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            2,947               --            1,212                 --              935
====================================================================================================================================
Judith M. Stockdale
   For                              8,908,269               --        4,097,737               --          3,013,006               --
   Withhold                           143,581               --           31,050               --             39,428               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================
Eugene S. Sunshine
   For                              8,907,004               --        4,099,133               --          3,016,656               --
   Withhold                           144,846               --           29,654               --             35,778               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            9,051,850               --        4,128,787               --          3,052,434               --
====================================================================================================================================

                                                                                                                   NVJ
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Common and
                                                                                                       MuniPreferred   MuniPreferred
                                                                                                       shares voting   shares voting
                                                                                                            together        together
                                                                                                          as a class      as a class
====================================================================================================================================
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:

Robert P. Bremner
   For                                                                                                     2,078,317              --
   Withhold                                                                                                   22,978              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                     2,062,475              --
   Withhold                                                                                                   38,820              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================
Jack B. Evans
   For                                                                                                     2,079,617              --
   Withhold                                                                                                   21,678              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================
William C. Hunter
   For                                                                                                     2,076,577              --
   Withhold                                                                                                   24,718              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================
David J. Kundert
   For                                                                                                     2,063,317              --
   Withhold                                                                                                   37,978              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================
William J. Schneider
   For                                                                                                            --             658
   Withhold                                                                                                       --               1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --             659
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                            --             658
   Withhold                                                                                                       --               1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --             659
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                     2,067,477              --
   Withhold                                                                                                   33,818              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                     2,077,617              --
   Withhold                                                                                                   23,678              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   2,101,295              --
====================================================================================================================================

                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.9% (4.6% OF TOTAL INVESTMENTS)

$         700   Chandler Park Academy, Michigan, Public School Academy               11/15 at 100.00        BBB-     $      702,394
                 Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35

        1,380   Ferris State College, Michigan, General Revenue Bonds,                4/08 at 100.00         AAA          1,395,028
                 Series 1998, 5.000%, 10/01/23 - AMBAC Insured

        1,685   Michigan Higher Education Facilities Authority, Limited               9/11 at 100.00         Aaa          1,800,743
                 Obligation Revenue Refunding Bonds, Kettering University,
                 Series 2001, 5.500%, 9/01/17 - AMBAC Insured

        1,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          1,565,565
                 Bonds, Series 2000 XII-T, 5.300%, 9/01/10 - AMBAC
                 Insured (Alternative Minimum Tax)

        1,000   Michigan Higher Education Student Loan Authority, Revenue             9/12 at 100.00         AAA          1,043,910
                 Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 - AMBAC
                 Insured (Alternative Minimum Tax)

        1,115   Michigan Technological University, General Revenue Bonds,            10/13 at 100.00         AAA          1,175,623
                 Series 2004A, 5.000%, 10/01/22 - MBIA Insured

                Wayne State University, Michigan, General Revenue Bonds,
                Series 1999:
        3,430    5.250%, 11/15/19 - FGIC Insured                                     11/09 at 101.00         AAA          3,581,366
        1,000    5.125%, 11/15/29 - FGIC Insured                                     11/09 at 101.00         AAA          1,034,860

------------------------------------------------------------------------------------------------------------------------------------
       11,810   Total Education and Civic Organizations                                                                  12,299,489
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.0% (8.6% OF TOTAL INVESTMENTS)

        2,900   Dearborn Hospital Finance Authority, Michigan, Hospital               5/07 at 101.00         AAA          2,933,321
                 Revenue Bonds, Oakwood Obligated Group, Series 1995A,
                 5.875%, 11/15/25 - FGIC Insured

          204   Michigan State Hospital Finance Authority, Collateralized Loan,         No Opt. Call         N/R            204,239
                 Detroit Medical Center, Series 2001, 7.360%, 3/01/07

        2,700   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-          2,723,193
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00        BBB+          1,043,610
                 Refunding Bonds, Memorial Healthcare Center Obligated
                 Group, Series 1999, 5.875%, 11/15/21

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Mercy Mt. Clemens Corporation Obligated
                Group, Series 1999A:
        3,385    5.750%, 5/15/17 - MBIA Insured                                       5/09 at 101.00         AAA          3,543,283
          500    5.750%, 5/15/29 - MBIA Insured                                       5/09 at 101.00         AAA            523,770

          500   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         BBB            507,420
                 Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37

          500   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00        Baa1            508,960
                 Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

        2,500   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         AAA          2,611,025
                 Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 -
                 MBIA Insured

        1,000   Monroe County Hospital Finance Authority, Michigan, Mercy             6/16 at 100.00        BBB-          1,047,380
                 Memorial Hospital Corporation Revenue Bonds, Series 2006,
                 5.375%, 6/01/26

        5,500   Royal Oak Hospital Finance Authority, Michigan, Hospital             11/11 at 100.00         AAA          5,729,624
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,195   University of Michigan, Medical Service Plan Revenue Bonds,             No Opt. Call         AA+          1,897,204
                 Series 1991, 0.000%, 12/01/10

------------------------------------------------------------------------------------------------------------------------------------
       22,884   Total Health Care                                                                                        23,273,029
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.0% (2.0% OF TOTAL INVESTMENTS)

        2,675   Michigan Housing Development Authority, FNMA Limited                 12/20 at 101.00         AAA          2,916,018
                 Obligation Multifamily Housing Revenue Bonds, Parkview
                 Place Apartments, Series 2002A, 5.550%, 12/01/34
                 (Alternative Minimum Tax)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,055   Michigan Housing Development Authority, Rental Housing                4/09 at 101.00         AAA     $    1,075,235
                 Revenue Bonds, Series 1999A, 5.300%, 10/01/37 -
                 MBIA Insured (Alternative Minimum Tax)

        1,300   Michigan Housing Development Authority, Rental Housing                7/15 at 100.00         AAA          1,345,487
                 Revenue Bonds, Series 2006D, 5.125%, 4/01/31 -
                 FSA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,030   Total Housing/Multifamily                                                                                 5,336,740
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.5% (0.4% OF TOTAL INVESTMENTS)

        1,000   Michigan Housing Development Authority, Single Family                 1/11 at 100.00         AAA          1,030,680
                 Mortgage Revenue Bonds, Series 2001, 5.300%, 12/01/16 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,000   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         N/R          1,032,820
                 Presbyterian Villages of Michigan Obligated Group,
                 Series 2005, 5.250%, 11/15/25

          200   Michigan Strategic Fund, Limited Obligation Revenue                   7/08 at 101.00        BBB+            202,700
                 Refunding Bonds, Porter Hills Presbyterian Village,
                 Series 1998, 5.375%, 7/01/28

------------------------------------------------------------------------------------------------------------------------------------
        1,200   Total Long-Term Care                                                                                      1,235,520
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.0% (0.7% OF TOTAL INVESTMENTS)

        1,750   Dickinson County Economic Development Corporation,                   11/14 at 100.00         BBB          1,789,778
                 Michigan, Pollution Control Revenue Bonds, International
                 Paper Company, Series 2004A, 4.800%, 11/01/18
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 43.4% (28.9% OF TOTAL INVESTMENTS)

        1,000   Anchor Bay School District, Macomb and St. Clair Counties,            5/12 at 100.00          AA          1,041,100
                 Michigan, General Obligation Refunding Bonds, Series 2002,
                 5.000%, 5/01/25

                Anchor Bay School District, Macomb and St. Clair Counties,
                Michigan, Unlimited Tax General Obligation Refunding Bonds,
                Series 2001:
        2,500    5.000%, 5/01/21                                                      5/11 at 100.00          AA          2,601,125
        3,200    5.000%, 5/01/29                                                      5/11 at 100.00          AA          3,296,608

        1,000   Belding School District, Ionia, Kent and Montcalm Counties,           5/08 at 100.00         AAA          1,010,190
                 Michigan, General Obligation Refunding Bonds, Series 1998,
                 5.000%, 5/01/26 - AMBAC Insured

        1,200   Birmingham, Michigan, General Obligation Bonds,                      10/12 at 100.50         AAA          1,267,224
                 Series 2002, 5.000%, 10/01/20

        1,320   Bridgeport Spaulding Community School District, Saginaw               5/12 at 100.00          AA          1,421,059
                 County, Michigan, General Obligation Bonds, Series 2002,
                 5.500%, 5/01/16

        2,110   Caledonia Community Schools, Kent, Allegan and Barry                  5/13 at 100.00          AA          2,258,671
                 Counties, Michigan, General Obligation Bonds, Series 2003,
                 5.250%, 5/01/20

        1,000   Caledonia Community Schools, Kent, Allegan and Barry                  5/15 at 100.00         AAA          1,053,450
                 Counties, Michigan, General Obligation Bonds, Series 2005,
                 5.000%, 5/01/25 - MBIA Insured

        2,000   Detroit City School District, Wayne County, Michigan,                   No Opt. Call         AAA          2,366,120
                 General Obligation Bonds, Series 2002A, 6.000%, 5/01/19 -
                 FGIC Insured

        1,195   Detroit, Michigan, General Obligation Bonds, Series 2004A-1,          4/14 at 100.00         AAA          1,276,846
                 5.250%, 4/01/24 - AMBAC Insured

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        8,900    0.000%, 12/01/25                                                       No Opt. Call         AAA          3,863,757
        3,000    0.000%, 12/01/26                                                       No Opt. Call         AAA          1,241,100
        5,305    0.000%, 12/01/29                                                       No Opt. Call         AAA          1,890,649

        1,400   Howell Public Schools, Livingston County, Michigan,                  11/13 at 100.00          AA          1,484,994
                 General Obligation Bonds, Series 2003, 5.000%, 5/01/21

        1,065   Jackson Public Schools, Jackson County, Michigan, General             5/14 at 100.00         AAA          1,122,819
                 Obligation School Building and Site Bonds, Series 2004,
                 5.000%, 5/01/22 - FSA Insured

        1,935   Kalamazoo Public Schools, Michigan, General Obligation Bonds,         5/16 at 100.00         AAA          2,056,325
                 Series 2006, 5.000%, 5/01/25 - FSA Insured

        1,790   Lansing Building Authority, Michigan, General Obligation Bonds,       6/13 at 100.00         AAA          1,870,836
                 Series 2003A, 5.000%, 6/01/26 - MBIA Insured


                                       21

                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,505   Lincoln Consolidated School District, Washtenaw and Wayne             5/16 at 100.00         AAA     $    2,662,064
                 Counties, Michigan, General Obligation Bonds, Series 2006,
                 5.000%, 5/01/25 - MBIA Insured

        2,810   Livonia Public Schools, Wayne County, Michigan, General               5/14 at 100.00         AAA          2,967,950
                 Obligation Bonds, Series 2004A, 5.000%, 5/01/21 -
                 MBIA Insured

        2,100   Michigan Municipal Bond Authority, General Obligation Bonds,          6/15 at 100.00         AAA          2,227,743
                 Detroit City School District, Series 2005, 5.000%, 6/01/18 -
                 FSA Insured

        4,000   Michigan, General Obligation Bonds, Environmental Protection          5/13 at 100.00          AA          4,286,400
                 Program, Series 2003A, 5.250%, 5/01/20

        2,500   Montrose School District, Michigan, School Building and Site            No Opt. Call         AAA          2,992,450
                 Bonds, Series 1997, 6.000%, 5/01/22 - MBIA Insured

        1,100   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         AAA          1,135,321
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

        1,000   Oakland County Building Authority, Michigan, General                  9/11 at 100.00         AAA          1,044,100
                 Obligation Bonds, Series 2002, 5.125%, 9/01/22

        1,595   Oakridge Public Schools, Muskegon County, Michigan,                   5/15 at 100.00         AAA          1,691,657
                 General Obligation Bonds, Series 2005, 5.000%, 5/01/22 -
                 MBIA Insured

        4,340   Plymouth-Canton Community School District, Wayne and                  5/14 at 100.00         AAA          4,556,175
                 Washtenaw Counties, Michigan, General Obligation Bonds,
                 Series 2004, 5.000%, 5/01/26 - FGIC Insured

        4,200   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          4,813,704
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        3,175   South Redford School District, Wayne County, Michigan,                5/15 at 100.00         AAA          3,337,909
                 General Obligation Bonds, School Building and Site,
                 Series 2005, 5.000%, 5/01/30 - MBIA Insured

        1,655   Southfield Library Building Authority, Michigan, General              5/15 at 100.00         AAA          1,747,001
                 Obligation Bonds, Series 2005, 5.000%, 5/01/26 -
                 MBIA Insured

        2,275   Troy City School District, Oakland County, Michigan, General          5/16 at 100.00         AAA          2,440,575
                 Obligation Bonds, Series 2006, 5.000%, 5/01/19 -
                 MBIA Insured

        5,000   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          5,213,950
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/21 -
                 MBIA Insured

        3,350   Wayne Westland Community Schools, Michigan, General                  11/14 at 100.00         AAA          3,575,288
                 Obligation Bonds, Series 2004, 5.000%, 5/01/17 -
                 FSA Insured

        1,725   Williamston Community School District, Michigan, Unlimited              No Opt. Call         AAA          1,985,285
                 Tax General Obligation QSBLF Bonds, Series 1996,
                 5.500%, 5/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       83,250   Total Tax Obligation/General                                                                             77,800,445
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 17.5% (11.6% OF TOTAL INVESTMENTS)

        1,000   Grand Rapids Building Authority, Kent County, Michigan,                 No Opt. Call          AA          1,080,840
                 Limited Tax General Obligation Bonds, Series 1998,
                 5.000%, 4/01/16

        1,345   Grand Rapids Building Authority, Kent County, Michigan,              10/11 at 100.00         AAA          1,400,616
                 Limited Tax General Obligation Bonds, Series 2001,
                 5.125%, 10/01/26 - MBIA Insured

        4,440   Michigan Building Authority, Revenue Bonds, Series 2006IA,           10/16 at 100.00         AAA          4,711,373
                 5.000%, 10/15/36 - FGIC Insured

           60   Michigan Municipal Bond Authority, Local Government                   5/07 at 100.00         Aa3             60,130
                 Loan Program Revenue Sharing Bonds, Series 1992D,
                 6.650%, 5/01/12

        2,135   Michigan State Building Authority, Revenue Bonds, Facilities         10/15 at 100.00         AAA          2,252,745
                 Program, Series 2005II, 5.000%, 10/15/33 - AMBAC Insured

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2003II:
        5,100    5.000%, 10/15/22 - MBIA Insured                                     10/13 at 100.00         AAA          5,378,663
        5,000    5.000%, 10/15/23 - MBIA Insured                                     10/13 at 100.00         AAA          5,267,199

        3,500   Michigan State Trunk Line, Fund Refunding Bonds, Series 2002,        10/12 at 100.00         AAA          3,733,380
                 5.250%, 10/01/21 - FSA Insured

          915   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB-          1,085,977
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        4,100   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00        BBB+          4,505,859
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,800   Wayne County, Dearborn Heights, Michigan, Tax Increment              10/10 at 100.00         AAA     $    1,852,056
                 Financing Authority, Limited Tax General Obligation Bonds,
                 Police and Courthouse Facility, Series 2001A,
                 5.000%, 10/01/26 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,395   Total Tax Obligation/Limited                                                                             31,328,838
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 0.5% (0.4% OF TOTAL INVESTMENTS)

        1,000   Capital Region Airport Authority, Michigan, Revenue Refunding         7/12 at 100.00         AAA          1,042,000
                 Bonds, Series 2002, 5.250%, 7/01/21 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 41.2% (27.4% OF TOTAL INVESTMENTS) (4)

        1,850   Allegan County Public School District, Michigan, General              5/10 at 100.00         AAA          1,953,397
                 Obligation Bonds, Series 2000, 5.600%, 5/01/20
                 (Pre-refunded 5/01/10) - FSA Insured

        2,190   Anchor Bay School District, Macomb and St. Clair Counties,            5/09 at 100.00         AAA          2,296,916
                 Michigan, General Obligation Bonds, Series 1999I,
                 6.000%, 5/01/29 (Pre-refunded 5/01/09) - FGIC Insured

        1,000   Charlotte Public School District, Easton County, Michigan,            5/09 at 100.00         AAA          1,032,780
                 General Obligation Bonds, Series 1999, 5.250%, 5/01/25
                 (Pre-refunded 5/01/09) - FGIC Insured

        2,000   Detroit, Michigan, Senior Lien Water Supply System Revenue            1/10 at 101.00         AAA          2,127,140
                 Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded 1/01/10) -
                 FGIC Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
        3,400    5.750%, 7/01/28 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 101.00         AAA          3,699,540
          770    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         AAA            815,784
          730    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         AAA            773,406

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2003A:
        4,025    5.000%, 7/01/24 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         AAA          4,301,155
        1,500    5.000%, 7/01/25 (Pre-refunded 7/01/13) - MBIA Insured                7/13 at 100.00         Aaa          1,602,915

                Detroit, Michigan, Sewerage Disposal System Revenue Bonds,
                Series 1997A:
          950    5.500%, 7/01/20 (Pre-refunded 7/01/07) - MBIA Insured                7/07 at 101.00         AAA            966,606
        1,000    5.000%, 7/01/22 (Pre-refunded 7/01/07) - MBIA Insured                7/07 at 101.00         AAA          1,015,430

        1,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            1/10 at 101.00         AAA          1,066,990
                 Series 1999A, 5.875%, 7/01/27 (Pre-refunded 1/01/10) -
                 FGIC Insured

        2,000   East Grand Rapids Public Schools, Kent County, Michigan,              5/09 at 100.00         AAA          2,097,640
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded 5/01/09) -
                 FSA Insured

        1,085   Freeland Community School District, Saginaw, Midland and              5/10 at 100.00      AA (4)          1,134,129
                 Bay Counties, Michigan, General Obligation Bonds,
                 Series 2000, 5.250%, 5/01/19 (Pre-refunded 5/01/10)

        1,235   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          1,265,270
                 Mortgage Hospital Revenue Bonds, Portage Health System
                 Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) -
                 MBIA Insured

        3,500   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00      AA (4)          3,730,545
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21
                 (Pre-refunded 7/15/11)

        2,000   Lake Fenton Community Schools, Genesee County, Michigan,              5/12 at 100.00      AA (4)          2,115,580
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/24
                 (Pre-refunded 5/01/12)

        3,880   Mayville Community Schools, Tuscola County, Michigan,                11/14 at 100.00         AAA          4,181,166
                 General Obligation Bonds, School Building and Site Project,
                 Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) -
                 FGIC Insured

          250   Michigan South Central Power Agency, Power Supply System                No Opt. Call      A3 (4)            270,875
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Ascension Health Credit Group, Series 1999A:
        1,000    6.125%, 11/15/23 (Pre-refunded 11/15/09) - MBIA Insured             11/09 at 101.00         AAA          1,071,830
          500    6.125%, 11/15/26 (Pre-refunded 11/15/09)                            11/09 at 101.00         AAA            535,365

        5,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00      A1 (4)          5,343,449
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24 (Pre-refunded 11/15/09)

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00      A1 (4)          1,643,550
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17 (Pre-refunded 3/01/13)


                                       23

                        Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,700   Michigan State Hospital Finance Authority, Hospital Revenue           8/09 at 101.00         AAA     $    1,798,107
                 Refunding Bonds, Mercy Health Services Obligated Group,
                 Series 1999X, 5.750%, 8/15/19 (Pre-refunded 8/15/09) -
                 MBIA Insured

        1,000   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00       A (4)          1,070,730
                 Refunding Bonds, OSF Healthcare System, Series 1999,
                 6.125%, 11/15/19 (Pre-refunded 11/15/09)

        3,460   Michigan State Hospital Finance Authority, Hospital Revenue           5/08 at 101.00         AAA          3,532,210
                 Refunding Bonds, St. John's Health System, Series 1998A,
                 5.000%, 5/15/28 - AMBAC Insured (ETM)

        1,000   Michigan State Trunk Line, Fund Bonds, Series 2001A,                 11/11 at 100.00         AAA          1,052,760
                 5.000%, 11/01/25 (Pre-refunded 11/01/11) - FSA Insured

        1,100   Michigan Strategic Fund, Limited Obligation Revenue                   7/08 at 101.00    BBB+ (4)          1,135,530
                 Refunding Bonds, Porter Hills Presbyterian Village,
                 Series 1998, 5.375%, 7/01/28 (Pre-refunded 7/01/08)

                Michigan, Certificates of Participation, Series 2000:
        2,000    5.500%, 6/01/19 (Pre-refunded 6/01/10) - AMBAC Insured               6/10 at 100.00         AAA          2,105,080
        2,000    5.500%, 6/01/27 (Pre-refunded 6/01/10) - AMBAC Insured               6/10 at 100.00         AAA          2,105,080

        2,875   Milan Area Schools, Washtenaw and Monroe Counties,                    5/10 at 100.00         AAA          3,048,765
                 Michigan, General Obligation Bonds, Series 2000A,
                 5.750%, 5/01/24 (Pre-refunded 5/01/10) - FGIC Insured

                Muskegon Heights, Muskegon County, Michigan, Water Supply
                System Revenue Bonds, Series 2000A:
        1,040    5.625%, 11/01/25 (Pre-refunded 11/01/10) - MBIA Insured             11/10 at 100.00         Aaa          1,107,371
        1,160    5.625%, 11/01/30 (Pre-refunded 11/01/10) - MBIA Insured             11/10 at 100.00         Aaa          1,235,145

        1,125   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00    BBB+ (4)          1,214,775
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/39
                 (Pre-refunded 7/01/10)

           85   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call    BBB- (4)            105,947
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

          185   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            191,749
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         AAA          1,060,440
                 Counties, Michigan, General Obligation Bonds, Series 2000I,
                 5.750%, 5/01/19 (Pre-refunded 5/01/10) - FGIC Insured

        2,100   Romulus Community Schools, Wayne County, Michigan,                    5/09 at 100.00         AAA          2,191,287
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded 5/01/09) -
                 FGIC Insured

        1,050   Warren Consolidated School District, Macomb and Oakland              11/11 at 100.00         AAA          1,122,366
                 Counties, Michigan, General Obligation Bonds, Series 2001,
                 5.375%, 5/01/19 (Pre-refunded 11/01/11) - FSA Insured

        1,980   Washtenaw County Building Authority, Michigan, Limited Tax            9/07 at 100.00         AAA          2,000,038
                 General Obligation Bonds, Series 1999, 5.400%, 9/01/17
                 (Pre-refunded 9/01/07) - FGIC Insured

        2,600   West Bloomfield School District, Oakland County, Michigan,            5/10 at 100.00         AAA          2,768,974
                 Unlimited Tax General Obligation School Building and Site
                 Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded 5/01/10) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       69,825   Total U.S. Guaranteed                                                                                    73,887,812
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.4% (8.2% OF TOTAL INVESTMENTS)

        3,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          3,150,750
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

        3,225   Michigan South Central Power Agency, Power Supply System                No Opt. Call          A3          3,430,884
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,050,520
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

        4,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A3          4,189,200
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 2001C, 5.450%, 9/01/29

        2,000   Michigan Strategic Fund, Limited Obligation Pollution Control           No Opt. Call         Aaa          2,070,900
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) -
                 AMBAC Insured

        3,630   Michigan Strategic Fund, Limited Obligation Revenue Refunding           No Opt. Call         AAA          4,690,759
                 Bonds, Detroit Edison Company, Series 1991BB,
                 7.000%, 5/01/21 - AMBAC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       3,000   Michigan Strategic Fund, Limited Obligation Revenue Refunding        12/12 at 100.00         AAA     $    3,180,570
                 Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 - XLCA Insured (Alternative Minimum Tax)

          400   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA            419,824
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,255   Total Utilities                                                                                          22,183,407
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 9.5% (6.3% OF TOTAL INVESTMENTS)

        5,500   Detroit Water Supply System, Michigan, Water Supply                   7/16 at 100.00         AAA          5,788,804
                 System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 -
                 FSA Insured

        1,500   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         AAA          1,775,295
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 - FGIC Insured

        2,000   Detroit, Michigan, Senior Lien Sewerage Disposal System               7/13 at 100.00         AAA          2,122,020
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured

        1,500   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/13 at 100.00         AAA          1,564,695
                 Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured

        4,210   Michigan Municipal Bond Authority, Clean Water Revolving             10/14 at 100.00         AAA          4,484,829
                 Fund Revenue Bonds, Series 2004, 5.000%, 10/01/19

        1,150   Michigan Municipal Bond Authority, Drinking Water Revolving          10/14 at 100.00         AAA          1,220,162
                 Fund Revenue Bonds, Series 2004, 5.000%, 10/01/23

------------------------------------------------------------------------------------------------------------------------------------
       15,860   Total Water and Sewer                                                                                    16,955,805
------------------------------------------------------------------------------------------------------------------------------------
$     263,259   Total Long-Term Investments (cost $253,246,108) - 149.6%                                                268,163,543
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.7% (0.4% OF TOTAL INVESTMENTS)

        1,200   Puerto Rico Government Development Bank, Adjustable                                       VMIG-1          1,200,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.300%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$       1,200   Total Short-Term Investments (cost $1,200,000)                                                            1,200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $254,446,108) - 150.3%                                                          269,363,543
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      3,871,487
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                        (94,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  179,235,030
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.3% (3.5% OF TOTAL INVESTMENTS)

$         440   Chandler Park Academy, Michigan, Public School Academy               11/15 at 100.00        BBB-     $      441,505
                 Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35

        2,000   Michigan Higher Education Student Loan Authority, Revenue             9/12 at 100.00         AAA          2,087,820
                 Bonds, Series 2002 XVII-G, 5.200%, 9/01/20 - AMBAC Insured
                 (Alternative Minimum Tax)

        3,500   Wayne State University, Michigan, General Revenue Bonds,             11/09 at 101.00         AAA          3,622,010
                 Series 1999, 5.125%, 11/15/29 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,940   Total Education and Civic Organizations                                                                   6,151,335
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.8% (7.2% OF TOTAL INVESTMENTS)

        2,050   Dearborn Hospital Finance Authority, Michigan, Hospital               5/07 at 101.00         AAA          2,073,555
                 Revenue Bonds, Oakwood Obligated Group, Series 1995A,
                 5.875%, 11/15/25 - FGIC Insured

        4,000   Michigan State Hospital Finance Authority, Hospital Revenue           5/09 at 101.00         AAA          4,190,160
                 Refunding Bonds, Mercy Mt. Clemens Corporation Obligated
                 Group, Series 1999A, 5.750%, 5/15/29 - MBIA Insured

          500   Michigan State Hospital Finance Authority, Hospital Revenue          11/11 at 101.00          A+            531,215
                 Refunding Bonds, Sparrow Obligated Group, Series 2001,
                 5.625%, 11/15/31

          425   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         BBB            435,986
                 Chelsea Community Hospital, Series 2005, 5.000%, 5/15/25

          325   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00        Baa1            330,824
                 Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

        1,600   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         AAA          1,671,056
                 Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 -
                 MBIA Insured

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                      2/07 at 100.00         BB-          2,001,160
          500    6.500%, 8/15/18                                                      2/07 at 100.00         BB-            500,350

          800   Monroe County Hospital Finance Authority, Michigan,                   6/16 at 100.00        BBB-            837,904
                 Mercy Memorial Hospital Corporation Revenue Bonds,
                 Series 2006, 5.375%, 6/01/26

------------------------------------------------------------------------------------------------------------------------------------
       12,200   Total Health Care                                                                                        12,572,210
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.9% (4.6% OF TOTAL INVESTMENTS)

          930   Michigan Housing Development Authority, GNMA                          4/12 at 102.00         Aaa            970,613
                 Collateralized Limited Obligation Multifamily Housing
                 Revenue Bonds, Burkshire Pointe Apartments, Series 2002A,
                 5.400%, 10/20/32 (Alternative Minimum Tax)

        1,500   Michigan Housing Development Authority, Limited Obligation            4/07 at 100.00         AAA          1,501,635
                 Revenue Bonds, Breton Village Green Project, Series 1993,
                 5.625%, 10/15/18 - FSA Insured

        2,400   Michigan Housing Development Authority, Limited Obligation            4/07 at 100.00         AAA          2,457,816
                 Revenue Bonds, Walled Lake Villa Project, Series 1993,
                 6.000%, 4/15/18 - FSA Insured

          800   Michigan Housing Development Authority, Rental Housing                7/15 at 100.00         AAA            827,992
                 Revenue Bonds, Series 2006D, 5.125%, 4/01/31 -
                 FSA Insured (Alternative Minimum Tax)

                Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8
                Assisted Multifamily Housing Revenue Refunding Bonds, Clinton
                Place Project, Series 1992A:
          725    6.600%, 6/01/13                                                      6/07 at 100.00         AAA            726,015
        1,500    6.600%, 6/01/22                                                      6/07 at 100.00         AAA          1,552,200

------------------------------------------------------------------------------------------------------------------------------------
        7,855   Total Housing/Multifamily                                                                                 8,036,271
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.7% (0.4% OF TOTAL INVESTMENTS)

          665   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         N/R            686,825
                 Presbyterian Villages of Michigan Obligated Group,
                 Series 2005, 5.250%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.9% (0.6 % OF TOTAL INVESTMENTS)

$       1,050   Dickinson County Economic Development Corporation, Michigan,         11/14 at 100.00         BBB     $    1,073,867
                 Pollution Control Revenue Bonds, International Paper
                 Company, Series 2004A, 4.800%, 11/01/18
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 41.6% (27.5% OF TOTAL INVESTMENTS)

        1,475   Anchor Bay School District, Macomb and St. Clair Counties,           11/13 at 100.00          AA          1,564,547
                 Michigan, General Obligation Bonds, Series 2003,
                 5.000%, 5/01/21

        2,500   Anchor Bay School District, Macomb and St. Clair Counties,            5/11 at 100.00          AA          2,601,125
                 Michigan, Unlimited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.000%, 5/01/21

        2,250   Caledonia Community Schools, Kent, Allegan and Barry                  5/15 at 100.00         AAA          2,375,078
                 Counties, Michigan, General Obligation Bonds, Series 2005,
                 5.000%, 5/01/26 - MBIA Insured

                Detroit City School District, Wayne County, Michigan, General
                Obligation Bonds, Series 2002A:
        1,815    6.000%, 5/01/20 - FGIC Insured                                         No Opt. Call         AAA          2,163,680
          750    6.000%, 5/01/21 - FGIC Insured                                         No Opt. Call         AAA            898,530

        2,500   Detroit City School District, Wayne County, Michigan, General         5/13 at 100.00         AAA          2,625,600
                 Obligation Bonds, Series 2003B, 5.000%, 5/01/23 -
                 FGIC Insured

        2,665   Detroit, Michigan, General Obligation Bonds, Series 2004A-1,          4/14 at 100.00         AAA          2,847,526
                 5.250%, 4/01/24 - AMBAC Insured

        7,000   Detroit-Wayne County Stadium Authority, Michigan, Limited             2/07 at 102.00         AAA          7,146,297
                 Tax General Obligation Building Authority Stadium Bonds,
                 Series 1997, 5.250%, 2/01/27 - FGIC Insured

        1,650   Holly Area School District, Oakland County, Michigan, General         5/16 at 100.00         AAA          1,763,009
                 Obligation Bonds, Series 2006, 5.125%, 5/01/32 -
                 MBIA Insured

        2,000   Howell Public Schools, Livingston County, Michigan, General          11/13 at 100.00          AA          2,109,900
                 Obligation Bonds, Series 2003, 5.000%, 5/01/22

        1,250   Kalamazoo Public Schools, Michigan, General Obligation Bonds,         5/16 at 100.00         AAA          1,328,375
                 Series 2006, 5.000%, 5/01/25 - FSA Insured

          500   Lansing School District, Ingham County, Michigan, General             5/14 at 100.00          AA            527,145
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22

        1,000   Livonia Public Schools, Wayne County, Michigan, General               5/14 at 100.00         AAA          1,056,210
                 Obligation Bonds, Series 2004A, 5.000%, 5/01/21 -
                 MBIA Insured

        1,000   Michigan Municipal Bond Authority, General Obligation Bonds,          6/15 at 100.00         AAA          1,060,830
                 Detroit City School District, Series 2005, 5.000%, 6/01/18 -
                 FSA Insured

                Michigan, General Obligation Bonds, Environmental Protection
                Program, Series 2003A:
        1,000    5.250%, 5/01/20                                                      5/13 at 100.00          AA          1,071,600
        2,000    5.250%, 5/01/21                                                      5/13 at 100.00          AA          2,143,200

        1,000   Otsego Public Schools District, Allegan and Kalamazoo                 5/14 at 100.00         AAA          1,051,090
                 Counties, Michigan, General Obligation Bonds, Series 2004,
                 5.000%, 5/01/25 - FSA Insured

        1,100   Oxford Area Community Schools, Oakland and Lapeer Counties,           5/14 at 100.00         AAA          1,156,199
                 Michigan, General Obligation Bonds, Series 2004,
                 5.000%, 5/01/25 - FSA Insured

        2,515   Plainwell Community Schools, Allegan County, Michigan,               11/12 at 100.00          AA          2,615,374
                 General Obligation Bonds, Series 2002, 5.000%, 5/01/28

        1,000   Rockford Public Schools, Kent County, Michigan, General               5/15 at 100.00         AAA          1,054,870
                 Obligation Bonds, Series 2005, 5.000%, 5/01/27 - FSA Insured

        2,830   Warren Consolidated School District, Macomb and Oakland               5/13 at 100.00          AA          3,029,402
                 Counties, Michigan, General Obligation Refunding Bonds,
                 Series 2003, 5.250%, 5/01/20

                Wayne County, Michigan, Limited Tax General Obligation Airport
                Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport,
                Series 2001A:
        1,500    5.500%, 12/01/18 - MBIA Insured                                     12/11 at 101.00         AAA          1,611,315
        4,270    5.000%, 12/01/30 - MBIA Insured                                     12/11 at 101.00         AAA          4,443,746

------------------------------------------------------------------------------------------------------------------------------------
       45,570   Total Tax Obligation/General                                                                             48,244,648
------------------------------------------------------------------------------------------------------------------------------------


                                       27

                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.4% (13.5% OF TOTAL INVESTMENTS)

$       2,880   Michigan Building Authority, Revenue Bonds, Series 2006IA,           10/16 at 100.00         AAA     $    3,056,026
                 5.000%, 10/15/36 - FGIC Insured

                Michigan State Building Authority, Revenue Bonds, Facilities
                Program, Series 2001I:
        2,570    5.500%, 10/15/19                                                    10/11 at 100.00         AA-          2,744,477
        6,500    5.000%, 10/15/24                                                    10/11 at 100.00         AA-          6,741,995

        1,600   Michigan State Building Authority, Revenue Bonds, Facilities         10/15 at 100.00         AAA          1,691,824
                 Program, Series 2005II, 5.000%, 10/15/30 - AMBAC Insured

                Michigan State Building Authority, Revenue Refunding Bonds,
                Facilities Program, Series 2003II:
        5,000    5.000%, 10/15/22 - MBIA Insured                                     10/13 at 100.00         AAA          5,273,200
        2,480    5.000%, 10/15/23 - MBIA Insured                                     10/13 at 100.00         AAA          2,612,531

        1,500   Michigan, Comprehensive Transportation Revenue Refunding             11/11 at 100.00         AAA          1,567,185
                 Bonds, Series 2001A, 5.000%, 11/01/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,530   Total Tax Obligation/Limited                                                                             23,687,238
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 31.7% (20.9% OF TOTAL INVESTMENTS) (4)

        1,000   Central Montcalm Public Schools, Montcalm and Ionia Counties,         5/09 at 100.00         AAA          1,043,470
                 Michigan, General Obligation Unlimited Tax School Building
                 and Site Bonds, Series 1999, 5.750%, 5/01/24 (Pre-refunded
                 5/01/09) - MBIA Insured

        1,375   Chippewa Valley Schools, Macomb County, Michigan, General             5/11 at 100.00      AA (4)          1,440,491
                 Obligation Bonds, Series 2001, 5.000%, 5/01/26
                 (Pre-refunded 5/01/11)

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
        1,385    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         AAA          1,467,352
        1,315    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         AAA          1,393,190

        2,000   Detroit, Michigan, Sewerage Disposal System Revenue Bonds,            1/10 at 101.00         AAA          2,133,980
                 Series 1999A, 5.875%, 7/01/27 (Pre-refunded 1/01/10) -
                 FGIC Insured
                Eastern Michigan University, General Revenue Bonds,
                Series 2003:
        1,000    5.000%, 6/01/28 (Pre-refunded 6/01/13) - FGIC Insured                6/13 at 100.00         AAA          1,067,800
        1,450    5.000%, 6/01/33 (Pre-refunded 6/01/13) - FGIC Insured                6/13 at 100.00         AAA          1,548,310

        2,200   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          2,253,922
                 Mortgage Hospital Revenue Bonds, Portage Health System
                 Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) -
                 MBIA Insured

          500   Lansing School District, Ingham County, Michigan, General             5/14 at 100.00     Aa2 (4)            536,865
                 Obligation Bonds, Series 2004, 5.000%, 5/01/22
                 (Pre-refunded 5/01/14)

           75   Michigan South Central Power Agency, Power Supply System                No Opt. Call      A3 (4)             81,263
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)

        1,500   Michigan State Building Authority, Revenue Bonds, Facilities         10/10 at 100.00     AA- (4)          1,583,250
                 Program, Series 2000I, 5.375%, 10/15/20
                 (Pre-refunded 10/15/10)

        2,500   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00         AAA          2,676,825
                 Bonds, Ascension Health Credit Group, Series 1999A,
                 6.125%, 11/15/26 (Pre-refunded 11/15/09)

        4,300   Michigan State Hospital Finance Authority, Hospital Revenue          11/09 at 101.00      A1 (4)          4,595,367
                 Bonds, Henry Ford Health System, Series 1999A,
                 6.000%, 11/15/24 (Pre-refunded 11/15/09)

        1,500   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00      A1 (4)          1,643,550
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.625%, 3/01/17 (Pre-refunded 3/01/13)

        3,000   Michigan State Hospital Finance Authority, Hospital Revenue           4/07 at 100.00         AAA          3,106,620
                 Refunding Bonds, St. John's Hospital, Series 1993A,
                 6.000%, 5/15/13 - AMBAC Insured (ETM)

        1,240   Milan Area Schools, Washtenaw and Monroe Counties,                    5/10 at 100.00         AAA          1,310,246
                 Michigan, General Obligation Bonds, Series 2000A,
                 5.625%, 5/01/16 (Pre-refunded 5/01/10) - FGIC Insured

          265   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            274,667
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Rochester Community School District, Oakland and Macomb               5/10 at 100.00         AAA          1,060,440
                 Counties, Michigan, General Obligation Bonds, Series 2000I,
                 5.750%, 5/01/19 (Pre-refunded 5/01/10) - FGIC Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                South Lyon Community Schools, Oakland, Washtenaw and
                Livingston Counties, Michigan, General Obligation Bonds,
                Series 2003:
$       1,000    5.250%, 5/01/19 (Pre-refunded 11/01/12) - FGIC Insured              11/12 at 100.00         AAA     $    1,075,540
        1,575    5.250%, 5/01/22 (Pre-refunded 11/01/12) - FGIC Insured              11/12 at 100.00         AAA          1,693,976

        1,425   Walled Lake Consolidated School District, Oakland County,             5/14 at 100.00         AAA          1,552,424
                 Michigan, General Obligation Bonds, Series 2004,
                 5.250%, 5/01/20 (Pre-refunded 5/01/14) - MBIA Insured

        2,950   West Bloomfield School District, Oakland County, Michigan,            5/14 at 100.00         AAA          3,167,504
                 General Obligation Bonds, Series 2004, 5.000%, 5/01/22
                 (Pre-refunded 5/01/14) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,555   Total U.S. Guaranteed                                                                                    36,707,052
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 13.9% (9.2% OF TOTAL INVESTMENTS)

        1,000   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,050,250
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 -
                 AMBAC Insured

          925   Michigan South Central Power Agency, Power Supply System                No Opt. Call          A3            984,052
                 Revenue Bonds, Series 2000, 6.000%, 5/01/12

        1,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          1,050,520
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

        5,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A3          5,236,500
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 2001C, 5.450%, 9/01/29

        3,000   Michigan Strategic Fund, Limited Obligation Pollution Control           No Opt. Call         Aaa          3,106,350
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) -
                 AMBAC Insured

        3,000   Michigan Strategic Fund, Limited Obligation Revenue Refunding        12/12 at 100.00         AAA          3,180,570
                 Bonds, Detroit Edison Company, Series 2002C,
                 5.450%, 12/15/32 - XLCA Insured (Alternative Minimum Tax)

        1,500   Wyandotte, Michigan, Electric Revenue Refunding Bonds,               10/08 at 101.00         AAA          1,550,820
                 Series 2002, 5.375%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,425   Total Utilities                                                                                          16,159,062
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 19.1% (12.6% OF TOTAL INVESTMENTS)

        3,500   Detroit Water Supply System, Michigan, Water Supply System            7/16 at 100.00         AAA          3,683,785
                 Revenue Bonds, Series 2006A, 5.000%, 7/01/34 - FSA Insured

        2,000   Detroit, Michigan, Second Lien Sewerage Disposal System               7/15 at 100.00         AAA          2,101,520
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/30 -
                 MBIA Insured

        1,500   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         AAA          1,775,295
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 -
                 FGIC Insured

        3,960   Detroit, Michigan, Senior Lien Sewerage Disposal System               7/13 at 100.00         AAA          4,201,600
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/17 -
                 FSA Insured


                                       29

                        Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,330   Grand Rapids, Michigan, Sanitary Sewer System Revenue                 7/15 at 100.00         AAA     $    1,402,325
                 Bonds, Series 2005, 5.000%, 1/01/30 - MBIA Insured

        8,460   North Kent Sewer Authority, Michigan, Sewer Revenue                  11/16 at 100.00         AAA          8,972,084
                 Bonds, Series 2006, 5.000%, 11/01/31 - MBIA Insured (UB)
------------------------------------------------------------------------------------------------------------------------------------
       20,750   Total Water and Sewer                                                                                    22,136,609
------------------------------------------------------------------------------------------------------------------------------------
$     166,540   Total Investments (cost $168,152,787) - 151.3%                                                          175,455,117
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.9)%                                                                       (5,640,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      2,112,775
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                        (56,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  115,927,892
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 4.6% (3.0% OF TOTAL INVESTMENTS)

$         230   Chandler Park Academy, Michigan, Public School Academy               11/15 at 100.00        BBB-     $      230,787
                 Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35

        1,150   Michigan Higher Education Facilities Authority, Limited               9/11 at 100.00         Aaa          1,188,192
                 Obligation Revenue Refunding Bonds, Kettering University,
                 Series 2001, 5.000%, 9/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,380   Total Education and Civic Organizations                                                                   1,418,979
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.5% (11.7% OF TOTAL INVESTMENTS)

          500   Allegan Hospital Finance Authority, Michigan, Revenue Bonds,         11/09 at 101.00         N/R            534,795
                 Allegan General Hospital, Series 1999, 7.000%, 11/15/21

          700   Michigan State Hospital Finance Authority, Hospital Revenue           7/07 at 101.00         Ba3            707,714
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

          750   Michigan State Hospital Finance Authority, Hospital Revenue          11/11 at 101.00          A+            796,823
                 Refunding Bonds, Sparrow Obligated Group, Series 2001,
                 5.625%, 11/15/31

          425   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         BBB            433,054
                 Chelsea Community Hospital, Series 2005, 5.000%, 5/15/30

          200   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00        Baa1            203,584
                 Marquette General Hospital, Series 2005A, 5.000%, 5/15/26

          475   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         AAA            496,095
                 Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 -
                 MBIA Insured

          400   Monroe County Hospital Finance Authority, Michigan,                   6/16 at 100.00        BBB-            418,952
                 Mercy Memorial Hospital Corporation Revenue Bonds,
                 Series 2006, 5.375%, 6/01/26

        1,800   Royal Oak Hospital Finance Authority, Michigan, Hospital             11/11 at 100.00         AAA          1,875,150
                 Revenue Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,250   Total Health Care                                                                                         5,466,167
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.4% (4.3% OF TOTAL INVESTMENTS)

        1,700   Michigan Housing Development Authority, GNMA Collateralized           8/12 at 102.00         Aaa          1,779,390
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31
                 (Alternative Minimum Tax)

          200   Michigan Housing Development Authority, Rental Housing                7/15 at 100.00         AAA            206,998
                 Revenue Bonds, Series 2006D, 5.125%, 4/01/31 -
                 FSA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,900   Total Housing/Multifamily                                                                                 1,986,388
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.1% (2.8% OF TOTAL INVESTMENTS)

        1,250   Michigan Housing Development Authority, Single Family                 1/11 at 100.00         AAA          1,288,350
                 Mortgage Revenue Bonds, Series 2001, 5.300%, 12/01/16 -
                 MBIA Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.6% (1.0% OF TOTAL INVESTMENTS)

          500   Michigan Strategic Fund, Limited Obligation Revenue Bonds,              No Opt. Call        BBB+            488,945
                 Republic Services Inc., Series 2001, 4.250%, 8/01/31
                 (Mandatory put 4/01/14) (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.0% (0.8% OF TOTAL INVESTMENTS)

          335   Michigan State Hospital Finance Authority, Revenue Bonds,             5/15 at 100.00         N/R            345,995
                 Presbyterian Villages of Michigan Obligated Group,
                 Series 2005, 5.250%, 11/15/25
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.6% (1.1% OF TOTAL INVESTMENTS)

          500   Dickinson County Economic Development Corporation,                   11/14 at 100.00         BBB            511,365
                 Michigan, Pollution Control Revenue Bonds, International
                 Paper Company, Series 2004A, 4.800%, 11/01/18
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen Michigan Dividend Advantage Municipal Fund (NZW) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 28.7% (19.2% OF TOTAL INVESTMENTS)

$       1,500   Huron Valley School District, Oakland and Livingston Counties,       11/11 at 100.00          AA     $    1,550,760
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/27

          500   Jackson Public Schools, Jackson County, Michigan, General             5/14 at 100.00         AAA            527,145
                 Obligation School Building and Site Bonds, Series 2004,
                 5.000%, 5/01/22 - FSA Insured

          300   Kalamazoo Public Schools, Michigan, General Obligation                5/16 at 100.00         AAA            318,810
                 Bonds, Series 2006, 5.000%, 5/01/25 - FSA Insured

          400   Michigan Municipal Bond Authority, General Obligation                 6/15 at 100.00         AAA            424,332
                 Bonds, Detroit City School District, Series 2005,
                 5.000%, 6/01/18 - FSA Insured

        1,150   Muskegon County, Michigan, Limited Tax General Obligation             7/11 at 100.00         AAA          1,186,927
                 Wastewater Management System 2 Revenue Bonds,
                 Series 2002, 5.000%, 7/01/26 - FGIC Insured

                Washtenaw County, Michigan, Limited Tax General Obligation
                Bonds, Sylvan Township Water and Wastewater System,
                Series 2001:
          500    5.000%, 5/01/19 - MBIA Insured                                       5/09 at 100.50         AAA            513,945
          800    5.000%, 5/01/20 - MBIA Insured                                       5/09 at 100.50         AAA            822,312

        1,650   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          1,717,139
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured

          500   Wayne Westland Community Schools, Michigan, General                  11/14 at 100.00         AAA            533,625
                 Obligation Bonds, Series 2004, 5.000%, 5/01/17 - FSA Insured

        1,300   Willow Run Community Schools, Washtenaw County,                       5/11 at 100.00          AA          1,352,585
                 Michigan, General Obligation Bonds, Series 2001,
                 5.000%, 5/01/21

------------------------------------------------------------------------------------------------------------------------------------
        8,600   Total Tax Obligation/General                                                                              8,947,580
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 12.5% (8.3% OF TOTAL INVESTMENTS)

        1,100   Grand Rapids Building Authority, Kent County, Michigan,              10/11 at 100.00         AAA          1,145,485
                 Limited Tax General Obligation Bonds, Series 2001,
                 5.125%, 10/01/26 - MBIA Insured

          720   Michigan Building Authority, Revenue Bonds, Series 2006IA,           10/16 at 100.00         AAA            764,006
                 5.000%, 10/15/36 - FGIC Insured

        1,205   Michigan State Building Authority, Revenue Bonds,                    10/11 at 100.00         AA-          1,249,862
                 Facilities Program, Series 2001I, 5.000%, 10/15/24

          615   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB-            729,919
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

------------------------------------------------------------------------------------------------------------------------------------
        3,640   Total Tax Obligation/Limited                                                                              3,889,272
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 38.6% (25.8% OF TOTAL INVESTMENTS) (4)

        1,000   Detroit City School District, Wayne County, Michigan,                 5/13 at 100.00         AAA          1,087,700
                 General Obligation Bonds, Series 2002A, 5.375%, 5/01/24
                 (Pre-refunded 5/01/13) - FGIC Insured

        1,000   Detroit City School District, Wayne County, Michigan,                 5/12 at 100.00         AAA          1,081,400
                 Unlimited Tax School Building and Site Improvement Bonds,
                 Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) -
                 FSA Insured

                Detroit, Michigan, Senior Lien Water Supply System Revenue
                Bonds, Series 2001A:
          515    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         AAA            545,622
          485    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                7/11 at 100.00         AAA            513,838
        1,000   Garden City School District, Wayne County, Michigan, General          5/11 at 100.00      AA (4)          1,047,630
                 Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/26
                 (Pre-refunded 5/01/11)

        2,200   Huron School District, Wayne and Monroe Counties, Michigan,           5/11 at 100.00         AAA          2,336,884
                 General Obligation Bonds, Series 2001, 5.375%, 5/01/26
                 (Pre-refunded 5/01/11) - FSA Insured

        1,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00      AA (4)          1,065,870
                 Spectrum Health, Series 2001A, 5.250%, 1/15/21
                 (Pre-refunded 7/15/11)

        1,000   Michigan Municipal Bond Authority, Drinking Water                    10/10 at 101.00         AAA          1,078,870
                 Revolving Fund Revenue Bonds, Series 2000,
                 5.875%, 10/01/17 (Pre-refunded 10/01/10)

        2,000   Michigan State Trunk Line, Fund Bonds, Series 2001A,                 11/11 at 100.00         AAA          2,105,520
                 5.000%, 11/01/25 (Pre-refunded 11/01/11) - FSA Insured

          500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA            532,900
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$          85   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call    BBB- (4)     $      105,947
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)

          500   Warren Building Authority, Michigan, Limited Tax General             11/10 at 100.00         AAA            524,155
                 Obligation Bonds, Series 2001, 5.150%, 11/01/22
                 (Pre-refunded 11/01/10) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,285   Total U.S. Guaranteed                                                                                    12,026,336
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 15.5% (10.4% OF TOTAL INVESTMENTS)

        1,115   Lansing Board of Water and Light, Michigan, Steam and                 7/13 at 100.00         AAA          1,179,782
                 Electric Utility System Revenue Bonds, Series 2003A,
                 5.000%, 7/01/21 - FSA Insured

        1,235   Michigan Public Power Agency, Revenue Bonds, Combustion               1/12 at 100.00         AAA          1,302,678
                 Turbine 1 Project, Series 2001A, 5.250%, 1/01/24 -
                 AMBAC Insured

        2,215   Michigan Strategic Fund, Collateralized Limited Obligation            9/11 at 100.00          A3          2,340,834
                 Pollution Control Revenue Refunding Bonds, Fixed Rate
                 Conversion, Detroit Edison Company, Series 1999C,
                 5.650%, 9/01/29 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,565   Total Utilities                                                                                           4,823,294
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 17.3% (11.6% OF TOTAL INVESTMENTS)

        1,000   Detroit Water Supply System, Michigan, Water Supply                   7/16 at 100.00         AAA          1,052,510
                 System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 -
                 FSA Insured

        1,000   Detroit, Michigan, Senior Lien Sewerage Disposal System                 No Opt. Call         AAA          1,183,530
                 Revenue Bonds, Series 2001B, 5.500%, 7/01/29 - FGIC Insured

        1,000   Detroit, Michigan, Senior Lien Sewerage Disposal System               7/13 at 100.00         AAA          1,061,010
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured

        1,000   Detroit, Michigan, Senior Lien Water Supply System Revenue            7/11 at 100.00         AAA          1,028,860
                 Bonds, Series 2001A, 5.000%, 7/01/30 - FGIC Insured

        1,000   Michigan Municipal Bond Authority, Clean Water Revolving             10/15 at 100.00         AAA          1,072,427
                 Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
        5,000   Total Water and Sewer                                                                                     5,398,337
------------------------------------------------------------------------------------------------------------------------------------
$      44,205   Total Investments (cost $44,348,682) - 149.4%                                                            46,591,008
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                        587,118
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   31,178,126
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT JANUARY 31, 2007:
                                      FUND                                      FIXED RATE                               UNREALIZED
                  NOTIONAL     PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT   EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY        AMOUNT   FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY     DATE (5)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   $5,600,000         Receive  3-Month USD-LIBOR        5.682%  Semi-Annually     7/10/07       7/10/12      $(106,639)
Goldman Sachs    1,700,000             Pay  3-Month USD-LIBOR        5.803   Semi-Annually     7/10/07       7/10/37         83,738
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $ (22,901)
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8% (1.2% OF TOTAL INVESTMENTS)

$       2,660   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,780,365
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 17.5% (11.7% OF TOTAL INVESTMENTS)

        1,650   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+          1,712,057
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        1,750   Ohio Higher Education Facilities Commission, General Revenue         10/13 at 100.00          AA          1,840,685
                 Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24

        1,000   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/15 at 100.00        Baa1          1,030,540
                 Wittenberg University, Series 2005, 5.000%, 12/01/29

        5,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          5,313,000
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

        1,415   Ohio Higher Educational Facilities Commission, Revenue Bonds,        11/14 at 100.00          AA          1,495,372
                 Denison University, Series 2004, 5.000%, 11/01/21

        1,320   Ohio Higher Educational Facilities Commission, Revenue Bonds,        12/14 at 100.00         AAA          1,387,544
                 University of Dayton, Series 2004, 5.000%, 12/01/25 -
                 AMBAC Insured

        1,000   Ohio Higher Educational Facilities Commission, Revenue Bonds,        12/11 at 100.00        Baa1          1,058,830
                 Wittenberg University, Series 2001, 5.500%, 12/01/15

        1,000   Ohio Higher Educational Facilities Commission, Revenue Bonds,         5/16 at 100.00         Aaa          1,058,770
                 Xavier University, Series 2006, 5.000%, 5/01/22 - CIFG Insured

        1,500   Ohio State Higher Education Facilities, Revenue Bonds,               12/16 at 100.00         AAA          1,575,405
                 Case Western Reserve University, Series 2006,
                 5.000%, 12/01/44 - MBIA Insured

        1,200   Ohio State University, General Receipts Bonds, Series 2002A,         12/12 at 100.00          AA          1,259,364
                 5.125%, 12/01/31

        3,000   Ohio State University, General Receipts Bonds, Series 2003B,          6/13 at 100.00          AA          3,206,070
                 5.250%, 6/01/22

        1,510   University of Akron, Ohio, General Receipts Bonds,                    1/13 at 100.00         AAA          1,591,661
                 Series 2003A, 5.000%, 1/01/21 - AMBAC Insured

          850   University of Cincinnati, Ohio, General Receipts Bonds,               6/13 at 100.00         AAA            894,183
                 Series 2003C, 5.000%, 6/01/22 - FGIC Insured

                University of Cincinnati, Ohio, General Receipts Bonds,
                Series 2004D:
        1,200    5.000%, 6/01/19 - AMBAC Insured                                      6/14 at 100.00         AAA          1,269,372
        2,605    5.000%, 6/01/25 - AMBAC Insured                                      6/14 at 100.00         AAA          2,737,725

------------------------------------------------------------------------------------------------------------------------------------
       26,000   Total Education and Civic Organizations                                                                  27,430,578
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 18.0% (12.0% OF TOTAL INVESTMENTS)

        2,000   Akron, Bath and Copley Joint Township Hospital District, Ohio,       11/09 at 101.00        Baa1          2,045,860
                 Hospital Facilities Revenue Bonds, Summa Health System,
                 Series 1998A, 5.375%, 11/15/24

        4,140   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         AAA          3,974,441
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 4.375%, 5/15/32 - FGIC Insured (UB)

        1,000   Cuyahoga County, Ohio, Hospital Revenue Refunding and                 2/07 at 102.00         AAA          1,021,290
                 Improvement Bonds, MetroHealth System, Series 1997,
                 5.625%, 2/15/17 - MBIA Insured

        2,000   Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland             7/13 at 100.00         AA-          2,195,860
                 Clinic Health System, Series 2003A, 6.000%, 1/01/32

        4,500   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands       8/12 at 101.00           A          4,791,060
                 Regional Medical Center, Series 2002A, 5.625%, 8/15/32

        2,455   Hamilton County, Ohio, Revenue Bonds, Children's Hospital             5/14 at 100.00         AAA          2,643,667
                 Medical Center, Series 2004J, 5.250%, 5/15/16 - FGIC Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         785   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/16 at 100.00          A-     $      826,503
                 Bonds, Upper Valley Medical Center Inc., Series 2006,
                 5.250%, 5/15/21

                Montgomery County, Ohio, Revenue Bonds, Catholic Health
                Initiatives, Series 2004A:
        2,500    5.000%, 5/01/30                                                      5/14 at 100.00          AA          2,588,150
        2,500    5.000%, 5/01/32                                                        No Opt. Call          AA          2,586,600

          830   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            895,263
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30

        1,200   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-          1,259,388
                 Health System Group, Series 2006, 5.250%, 11/15/36

        1,500   Steubenville, Ohio, Hospital Facilities Revenue Refunding            10/10 at 100.00          A3          1,604,700
                 and Improvement Bonds, Trinity Health System, Series 2000,
                 6.375%, 10/01/20

        1,705   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,          10/11 at 101.00          AA          1,832,500
                 Union Hospital Project, Series 2001, 5.750%, 10/01/21 -
                 RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       27,115   Total Health Care                                                                                        28,265,282
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.4% (4.3% OF TOTAL INVESTMENTS)

        1,385   Clermont County, Ohio, GNMA Collateralized Mortgage                   2/07 at 100.00         Aaa          1,386,371
                 Revenue Bonds, S.E.M. Villa II Project, Series 1994A,
                 5.950%, 2/20/30

          955   Cuyahoga County, Ohio, GNMA Collateralized Multifamily                9/12 at 102.00         Aaa            997,192
                 Housing Mortgage Revenue Bonds, Livingston Park Apartments
                 Project, Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)

                Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing
                Mortgage Revenue Bonds, Longwood Phase One Associates LP, Series
                2001A:
        2,475    5.350%, 1/20/21 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,579,643
        2,250    5.450%, 1/20/31 (Alternative Minimum Tax)                            7/11 at 102.00         Aaa          2,346,098

           96   Cuyahoga County, Ohio, GNMA Collateralized Multifamily                9/10 at 102.00         Aaa             95,500
                 Housing Mortgage Revenue Bonds, West Tech Apartments
                 Project, Series 2002A, 5.350%, 3/20/33 (Alternative
                 Minimum Tax)

          985   Franklin County, Ohio, FHA-Insured Multifamily Housing                7/07 at 101.00         Aa2            991,688
                 Mortgage Revenue Bonds, Hamilton Creek Apartments Project,
                 Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
          800    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         Aaa            798,640
          850    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            851,649

------------------------------------------------------------------------------------------------------------------------------------
        9,796   Total Housing/Multifamily                                                                                10,046,781
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.2% (2.8% OF TOTAL INVESTMENTS)

        1,195   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/07 at 102.00         Aaa          1,212,913
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

        1,875   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/08 at 102.00         Aaa          1,920,038
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)

        1,325   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/08 at 101.50         AAA          1,354,415
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1998A-1, 5.300%, 9/01/19 - FSA Insured
                 (Alternative Minimum Tax)

        2,000   Ohio Housing Finance Agency, Single Family Mortgage                   9/15 at 100.00         Aaa          2,052,560
                 Revenue Bonds, Series 2006H, 5.000%, 9/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        6,395   Total Housing/Single Family                                                                               6,539,926
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.2% (0.9% OF TOTAL INVESTMENTS)

          530   Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund            11/14 at 100.00         N/R            555,350
                 Program Development Revenue Bonds, Myers University,
                 Series 2004E, 5.600%, 5/15/25

        1,500   Dayton, Ohio, Special Facilities Revenue Refunding Bonds,             2/08 at 102.00         AAA          1,551,975
                 Emery Air Freight Corporation and Emery Worldwide
                 Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

------------------------------------------------------------------------------------------------------------------------------------
        2,030   Total Industrials                                                                                         2,107,325
------------------------------------------------------------------------------------------------------------------------------------


                                       35

                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       3,440   Hamilton County, Ohio, Health Care Revenue Refunding                  1/17 at 100.00         BBB     $    3,495,006
                 Bonds, Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.2% (0.9% OF TOTAL INVESTMENTS)

        2,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds,           No Opt. Call          A+          2,050,780
                 Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 34.1% (22.8% OF TOTAL INVESTMENTS)

        1,000   Ansonia Local School District, Darke County, Ohio, General           12/10 at 102.00         Aaa          1,078,490
                 Obligation Bonds, Series 2000, 5.500%, 12/01/22 -
                 MBIA Insured

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00         Aa2          1,030,140
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25

                Butler County, Ohio, General Obligation Bonds, Series 2002:
        1,345    5.000%, 12/01/21 - MBIA Insured                                     12/12 at 100.00         Aaa          1,427,543
        1,200    5.000%, 12/01/22 - MBIA Insured                                     12/12 at 101.00         Aaa          1,266,660

                Butler County, Ohio, General Obligation Judgment Bonds,
                Series 2002:
        2,030    5.250%, 12/01/21                                                    12/12 at 101.00         Aa3          2,180,139
        2,140    5.250%, 12/01/22                                                    12/12 at 101.00         Aa3          2,298,274

        1,560   Canal Winchester Local School District, Franklin and                 12/11 at 100.00         Aaa          1,613,648
                 Fairfield Counties, Ohio, School Facilities Construction and
                 Improvement Bonds, Series 2001B, 5.000%, 12/01/28 -
                 FGIC Insured

        1,500   Centerville City School District, Montgomery County, Ohio,            6/15 at 100.00         Aaa          1,583,010
                 General Obligation Bonds, Series 2005, 5.000%, 12/01/30 -
                 FSA Insured

        1,000   Central Ohio Solid Waste Authority, General Obligation Bonds,         6/14 at 100.00         AAA          1,066,040
                 Series 2004A, 5.000%, 12/01/15 - AMBAC Insured

        2,600   Cincinnati City School District, Hamilton County, Ohio, General      12/12 at 100.00         AAA          2,777,918
                 Obligation Bonds, Series 2002, 5.250%, 6/01/21 - FSA Insured

        1,000   Cleveland Municipal School District, Cuyahoga County, Ohio,           6/14 at 100.00         AAA          1,059,700
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/22 -
                 FSA Insured

        1,200   Cuyahoga County, Ohio, General Obligation Bonds,                     12/14 at 100.00         AA+          1,273,740
                 Series 2004, 5.000%, 12/01/21

        1,000   Dayton, Ohio, General Obligation Bonds, Series 2004,                  6/14 at 100.00         AAA          1,080,690
                 5.250%, 12/01/19 - AMBAC Insured

        1,000   Dublin City School District, Franklin, Delaware and Union            12/13 at 100.00         AAA          1,055,550
                 Counties, Ohio, General Obligation Bonds, Series 2003,
                 5.000%, 12/01/22 - FSA Insured

        1,000   Dublin, Ohio, Unlimited Tax Various Purpose Improvement              12/10 at 100.00         Aaa          1,037,140
                 Bonds, Series 2000A, 5.000%, 12/01/20

        1,195   Fairview Park City School District, Cuyahoga County, Ohio,            6/15 at 100.00         Aaa          1,268,038
                 General Obligation Bonds, Series 2005, 5.000%, 12/01/24 -
                 MBIA Insured

        1,300   Franklin County, Ohio, Limited Tax General Obligation                12/08 at 102.00         AAA          1,361,399
                 Refunding Bonds, Series 1993, 5.375%, 12/01/20

        1,850   Hilliard School District, Franklin County, Ohio, General             12/15 at 100.00         AAA          1,964,497
                 Obligation Bonds, School Construction, Series 2005,
                 5.000%, 12/01/26 - MBIA Insured

        3,000   Hilliard School District, Franklin County, Ohio, General             12/16 at 100.00         AAA          3,205,260
                 Obligation Bonds, Series 2006A, 5.000%, 12/01/25 -
                 MBIA Insured

        1,160   Kenston Local School District, Geauga County, Ohio, General           6/13 at 100.00         Aaa          1,220,297
                 Obligation Bonds, Series 2003, 5.000%, 12/01/22 -
                 MBIA Insured

        2,000   Louisville City School District, Ohio, General Obligation            12/11 at 100.00         Aaa          2,067,900
                 Bonds, Series 2001, 5.000%, 12/01/29 - FGIC Insured

          505   Marysville Exempted School District, Union County, Ohio,             12/15 at 100.00         AAA            536,638
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/25 -
                 FSA Insured

        1,515   Massillon City School District, Ohio, General Obligation Bonds,      12/12 at 100.00         Aaa          1,618,671
                 Series 2003, 5.250%, 12/01/21 - MBIA Insured

          760   Middletown City School District, Butler County, Ohio, General        12/13 at 100.00         Aaa            799,436
                 Obligation Bonds, Series 2004, 5.000%, 12/01/25 -
                 FGIC Insured

          640   New Albany Plain Local School District, Franklin County, Ohio,        6/12 at 100.00         Aaa            689,990
                 General Obligation Bonds, Series 2002, 5.500%, 12/01/17 -
                 FGIC Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Newark City School District, Licking County, Ohio, General           12/15 at 100.00         AAA     $    1,059,610
                 Obligation Bonds, Series 2005, 5.000%, 12/01/28 -
                 FGIC Insured

        3,000   Ohio, General Obligation Bonds, Infrastructure Improvements,          2/13 at 100.00         AA+          3,145,590
                 Series 2003F, 5.000%, 2/01/23

        1,510   Painesville City School District, Ohio, General Obligation           12/14 at 100.00         AAA          1,599,664
                 Bonds, Series 2004, 5.000%, 12/01/22 - FGIC Insured

        1,155   Perry Local School District, Allen County, Ohio, General             12/11 at 101.00         AAA          1,235,238
                 Obligation Bonds, Series 2001, 5.250%, 12/01/25 -
                 AMBAC Insured

          280   Plain Local School District, Franklin and Licking Counties,           6/11 at 100.00         Aaa            303,391
                 Ohio, General Obligation Bonds, Series 2000,
                 6.000%, 12/01/20 - FGIC Insured

        1,445   Portage County, Ohio, General Obligation Bonds, Series 2001,         12/11 at 100.00         AAA          1,494,694
                 5.000%, 12/01/27 - FGIC Insured

        2,000   Strongsville, Ohio, General Obligation Bonds, Series 2001,           12/11 at 100.00         Aaa          2,091,020
                 5.000%, 12/01/21 - FGIC Insured

           70   Strongsville, Ohio, Limited Tax General Obligation Various            6/07 at 102.00         Aa1             71,516
                 Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21

                Warren City School District, Trumbull County, Ohio, General
                Obligation Bonds, Series 2004:
        2,515    5.000%, 12/01/20 - FGIC Insured                                      6/14 at 100.00         AAA          2,664,316
        1,170    5.000%, 12/01/22 - FGIC Insured                                      6/14 at 100.00         AAA          1,235,672

        1,000   West Chester Township, Butler County, Ohio, General                  12/13 at 100.00         Aaa          1,048,250
                 Obligation Bonds, Series 2003, 5.000%, 12/01/28 -
                 MBIA Insured

        1,000   Westlake, Ohio, Various Purpose General Obligation                   12/08 at 101.00         Aaa          1,040,530
                 Improvement and Refunding Bonds, Series 1997,
                 5.550%, 12/01/17

------------------------------------------------------------------------------------------------------------------------------------
       50,645   Total Tax Obligation/General                                                                             53,550,299
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 10.5% (7.0% OF TOTAL INVESTMENTS)

        1,380   Columbus, Ohio, Tax Increment Financing Bonds, Easton                 6/14 at 100.00         AAA          1,444,984
                 Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

        3,000   Franklin County, Ohio, Excise Tax and Lease Revenue                  12/15 at 100.00         AAA          3,162,960
                 Anticipation Bonds, Convention Facilities Authority,
                 Series 2005, 5.000%, 12/01/27 - AMBAC Insured

                Hamilton County Convention Facilities Authority, Ohio,
                First Lien Revenue Bonds, Series 2004:
        1,085    5.000%, 12/01/18 - FGIC Insured                                      6/14 at 100.00         AAA          1,149,492
        2,600    5.000%, 12/01/33 - FGIC Insured                                      6/14 at 100.00         AAA          2,714,114

        1,000   Hudson City School District, Ohio, Certificates of Participation,     6/14 at 100.00         Aaa          1,045,170
                 Series 2004, 5.000%, 6/01/26 - MBIA Insured

                New Albany Community Authority, Ohio, Community Facilities
                Revenue Refunding Bonds, Series 2001B:
        1,000    5.500%, 10/01/15 - AMBAC Insured                                     4/12 at 100.00         AAA          1,077,460
        1,000    5.500%, 10/01/17 - AMBAC Insured                                     4/12 at 100.00         AAA          1,073,580

            5   Ohio Department of Transportation, Certificates of Participation,     4/07 at 100.00          AA              5,007
                 Rickenbacker International Airport Improvements, Series 1996,
                 6.125%, 4/15/15 (Alternative Minimum Tax)

          800   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            845,232
                 Administrative Building Fund Projects, Series 2005A,
                 5.000%, 4/01/25 - FSA Insured

        2,645   Ohio State Building Authority, State Facilities Bonds, Adult          4/14 at 100.00         AAA          2,867,947
                 Correctional Building Fund Project, Series 2004A,
                 5.250%, 4/01/15 - MBIA Insured

        1,000   Ohio, State Appropriation Lease Bonds, Mental Health                  6/13 at 100.00          AA          1,063,810
                 Capital Facilities, Series 2003B-II, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       15,515   Total Tax Obligation/Limited                                                                             16,449,756
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.1% (2.7% OF TOTAL INVESTMENTS)

        3,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox                    12/13 at 100.00          AA          3,111,270
                 International Airport, Series 2003C, 5.250%, 12/01/23 -
                 RAAI Insured (Alternative Minimum Tax)

        1,000   Dayton, Ohio, Airport Revenue Bonds, James M. Cox                       No Opt. Call         AAA          1,069,190
                 International Airport, Series 2005B, 5.000%, 12/01/14 -
                 XLCA Insured


                                       37

                        Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,000   Ohio Turnpike Commission, Revenue Refunding Bonds,                      No Opt. Call         AAA     $    2,270,360
                 Series 1998A, 5.500%, 2/15/18 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,000   Total Transportation                                                                                      6,450,820
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 38.1% (25.5% OF TOTAL INVESTMENTS) (4)

        1,000   Cincinnati City School District, Hamilton County, Ohio, General      12/11 at 100.00         AAA          1,071,400
                 Obligation Bonds, Series 2001, 5.375%, 12/01/15
                 (Pre-refunded 12/01/11) - MBIA Insured

                Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
        1,000    5.500%, 12/01/17 (Pre-refunded 6/01/11)                              6/11 at 100.00     AA+ (4)          1,069,960
        3,510    5.000%, 12/01/18 (Pre-refunded 6/01/11)                              6/11 at 100.00     AA+ (4)          3,685,956
        3,000    5.000%, 12/01/19 (Pre-refunded 6/01/11)                              6/11 at 100.00     AA+ (4)          3,150,390
        1,000    5.000%, 12/01/20 (Pre-refunded 6/01/11)                              6/11 at 100.00     AA+ (4)          1,050,130

        1,000   Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,            6/11 at 100.00     AA+ (4)          1,050,130
                 5.000%, 12/01/22 (Pre-refunded 6/01/11)

        1,780   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,          1/10 at 101.00         AAA          1,869,285
                 5.250%, 1/01/16 (Pre-refunded 1/01/10) - FSA Insured

          420   Cleveland, Ohio, Waterworks Revenue Refunding and                     1/08 at 101.00         AAA            429,097
                 Improvement Bonds, Series 1998I, 5.000%, 1/01/28
                 (Pre-refunded 1/01/08) - FSA Insured

        1,210   Columbus, Ohio, Tax Increment Financing Bonds, Easton Project,        6/09 at 101.00         AAA          1,252,144
                 Series 1999, 4.875%, 12/01/24 (Pre-refunded 6/01/09) -
                 AMBAC Insured

        1,135   Franklin County, Ohio, First Mortgage Revenue, OCLC Inc.              6/07 at 100.00         AAA          1,168,834
                 Project, Series 1979, 7.500%, 6/01/09 (ETM)

        2,000   Garfield Heights City School District, Cuyahoga County, Ohio,        12/11 at 100.00         Aaa          2,110,760
                 General Obligation School Improvement Bonds, Series 2001,
                 5.000%, 12/15/26 (Pre-refunded 12/15/11) - MBIA Insured

        1,000   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 101.00     BBB (4)          1,042,080
                 Revenue Bonds, Twin Towers, Series 1999A,
                 5.800%, 10/01/23 (Pre-refunded 10/01/08)

        2,110   Hamilton County, Ohio, Sewer System Revenue and                       6/10 at 101.00         AAA          2,260,633
                 Improvement Bonds, Metropolitan Sewer District of Greater
                 Cincinnati, Series 2000A, 5.750%, 12/01/25 (Pre-refunded
                 6/01/10) - MBIA Insured

        1,000   Hilliard School District, Ohio, General Obligation School            12/10 at 101.00         AAA          1,080,340
                 Improvement Bonds, Series 2000, 5.750%, 12/01/24
                 (Pre-refunded 12/01/10) - FGIC Insured

        2,000   Lakota Local School District, Butler County, Ohio, Unlimited          6/11 at 100.00         Aaa          2,110,180
                 Tax General Obligation School Improvement and Refunding
                 Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) -
                 FGIC Insured

        1,000   London City School District, Ohio, General Obligation School         12/11 at 100.00         Aaa          1,054,970
                 Facilities Construction and Improvement Bonds, Series 2001,
                 5.000%, 12/01/29 (Pre-refunded 12/01/11) - FGIC Insured

        3,000   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,           4/10 at 101.00       A (4)          3,285,780
                 Kettering Medical Center, Series 1999, 6.750%, 4/01/18
                 (Pre-refunded 4/01/10)

        1,260   Morgan Local School District, Morgan, Muskingum and                  12/10 at 101.00      AA (4)          1,363,572
                 Washington Counties, Ohio, Unlimited Tax General Obligation
                 School Improvement Bonds, Series 2000, 5.750%, 12/01/22
                 (Pre-refunded 12/01/10)

          460   New Albany Plain Local School District, Franklin County,              6/12 at 100.00         Aaa            498,447
                 Ohio, General Obligation Bonds, Series 2002,
                 5.500%, 12/01/17 (Pre-refunded 6/01/12) - FGIC Insured

        4,315   Ohio Capital Corporation for Housing, FHA-Insured                     2/09 at 102.00     N/R (4)          4,575,108
                 Section 8 Assisted Mortgage Loan Revenue Refunding
                 Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded 2/01/09)

                Olentangy Local School District, Delaware and Franklin
                Counties, Ohio, General Obligation Bonds, Series 2004A:
        1,315    5.250%, 12/01/23 (Pre-refunded 6/01/14) - FGIC Insured               6/14 at 100.00         AAA          1,433,771
        3,380    5.250%, 12/01/24 (Pre-refunded 6/01/14) - FGIC Insured               6/14 at 100.00         AAA          3,685,282

        6,000   Parma Community General Hospital Association, Ohio,                  11/08 at 101.00     N/R (4)          6,224,157
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)

        1,220   Plain Local School District, Franklin and Licking Counties,           6/11 at 100.00         Aaa          1,329,544
                 Ohio, General Obligation Bonds, Series 2000,
                 6.000%, 12/01/20 (Pre-refunded 6/01/11) - FGIC Insured

        1,000   Princeton City School District, Butler County, Ohio, General         12/13 at 100.00         AAA          1,072,510
                 Obligation Bonds, Series 2003, 5.000%, 12/01/30
                 (Pre-refunded 12/01/13) - MBIA Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,730   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $    1,793,110
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,670   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00     N/R (4)          1,834,161
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

        2,830   Springfield Township, Hamilton County, Ohio, Various                 12/11 at 100.00     Aa3 (4)          3,016,554
                 Purpose Limited Tax General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)

        2,000   Sugarcreek Local School District, Athens County, Ohio,               12/13 at 100.00         Aaa          2,174,860
                 General Obligation Bonds, Series 2003, 5.250%, 12/01/27
                 (Pre-refunded 12/01/13) - MBIA Insured

        2,000   Westerville City School District, Franklin and Delaware               6/11 at 100.00         AAA          2,100,260
                 Counties, Ohio, Various Purpose General Obligation Bonds,
                 Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       56,345   Total U.S. Guaranteed                                                                                    59,843,405
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.0% (4.7% OF TOTAL INVESTMENTS)

        4,000   American Municipal Power Ohio Inc., Wadsworth, Electric               2/12 at 100.00         Aaa          4,169,720
                 System Improvement Revenue Bonds, Series 2002,
                 5.000%, 2/15/22 - MBIA Insured

        3,000   Ohio Air Quality Development Authority, Revenue Bonds,                4/07 at 102.00         Aaa          3,066,900
                 JMG Funding Limited Partnership Project, Series 1997,
                 5.625%, 1/01/23 - AMBAC Insured (Alternative Minimum Tax)

        2,000   Ohio Municipal Electric Generation Agency, Beneficial                 2/14 at 100.00         AAA          2,105,940
                 Interest Certificates, Belleville Hydroelectric Project -
                 Joint Venture 5, Series 2004, 5.000%, 2/15/20 -
                 AMBAC Insured

        1,600   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,623,952
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       10,600   Total Utilities                                                                                          10,966,512
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 3.0% (2.0% OF TOTAL INVESTMENTS)

        1,000   Cleveland, Ohio, Waterworks First Mortgage Revenue                      No Opt. Call         AAA          1,143,310
                 Refunding and Improvement Bonds, Series 1993G,
                 5.500%, 1/01/21 - MBIA Insured

           40   Cleveland, Ohio, Waterworks First Mortgage Revenue                    7/07 at 101.00         AAA             40,458
                 Refunding and Improvement Bonds, Series 1996H,
                 5.750%, 1/01/26 - MBIA Insured

          580   Cleveland, Ohio, Waterworks Revenue Refunding and                     1/08 at 101.00         AAA            589,953
                 Improvement Bonds, Series 1998I, 5.000%, 1/01/28 -
                 FSA Insured

        1,220   Hamilton, Ohio, Wastewater System Revenue Bonds,                     10/15 at 100.00         Aaa          1,324,652
                 Series 2005, 5.250%, 10/01/22 - FSA Insured

        1,500   Ohio Water Development Authority, Water Pollution Control             6/15 at 100.00         AAA          1,594,950
                 Loan Fund Revenue Bonds, Water Quality Project,
                 Series 2005B, 5.000%, 6/01/25

------------------------------------------------------------------------------------------------------------------------------------
        4,340   Total Water and Sewer                                                                                     4,693,323
------------------------------------------------------------------------------------------------------------------------------------
$     222,881   Total Investments (cost $225,357,717) - 149.3%                                                          234,670,158
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                       (2,770,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      2,294,294
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.0)%                                                        (77,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  157,194,452
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.7% (1.2% OF TOTAL INVESTMENTS)

$       1,060   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,107,965
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 22.9% (15.5% OF TOTAL INVESTMENTS)

        1,165   Cleveland-Cuyahoga County Port Authority, Ohio, Lease                 8/15 at 100.00         AAA          1,223,821
                 Revenue Bonds, Euclid Avenue Housing Corporation -
                 Fenn Tower Project, Series 2005, 5.000%, 8/01/23 -
                 AMBAC Insured

          700   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+            726,327
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        2,650   Ohio Higher Education Facilities Commission, Revenue Bonds,           5/12 at 100.00          A2          2,743,095
                 Ohio Northern University, Series 2002, 5.000%, 5/01/22

          500   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/15 at 100.00        Baa1            517,840
                 Wittenberg University, Series 2005, 5.000%, 12/01/24

        2,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          2,125,200
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

        2,000   Ohio Higher Educational Facilities Commission, Revenue               11/11 at 101.00          AA          2,107,440
                 Bonds, Denison University, Series 2001, 5.200%, 11/01/26

          500   Ohio Higher Educational Facilities Commission, Revenue Bonds,         5/16 at 100.00         Aaa            529,385
                 Xavier University, Series 2006, 5.000%, 5/01/22 - CIFG Insured

        1,760   Ohio University at Athens, Subordinate Lien General Receipts          6/14 at 100.00         AAA          1,862,203
                 Bonds, Series 2004, 5.000%, 12/01/20 - MBIA Insured

        2,735   University of Cincinnati, Ohio, General Receipts Bonds,               6/12 at 100.00          A+          2,903,203
                 Series 2002F, 5.375%, 6/01/19 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       14,010   Total Education and Civic Organizations                                                                  14,738,514
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.1% (7.5% OF TOTAL INVESTMENTS)

        1,690   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         AAA          1,622,417
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 4.375%, 5/15/32 - FGIC Insured (UB)

        1,100   Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland             7/13 at 100.00         AA-          1,207,723
                 Clinic Health System, Series 2003A, 6.000%, 1/01/32

        1,950   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica                11/09 at 101.00         AAA          2,033,226
                 Healthcare Obligated Group, Series 1999, 5.375%, 11/15/29 -
                 AMBAC Insured

          330   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/16 at 100.00          A-            347,447
                 Bonds, Upper Valley Medical Center Inc., Series 2006,
                 5.250%, 5/15/21

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA          1,035,260
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          335   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            361,341
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30

          500   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-            524,745
                 Health System Group, Series 2006, 5.250%, 11/15/36

------------------------------------------------------------------------------------------------------------------------------------
        6,905   Total Health Care                                                                                         7,132,159
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.7% (3.9% OF TOTAL INVESTMENTS)

        2,885   Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue             4/11 at 102.00         Aa2          3,012,171
                 Bonds, Asbury Woods Project, Series 2001A, 5.450%, 4/01/26


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
$         310    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         Aaa     $      309,473
          340    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            340,660

------------------------------------------------------------------------------------------------------------------------------------
        3,535   Total Housing/Multifamily                                                                                 3,662,304
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.1% (2.1% OF TOTAL INVESTMENTS)

          405   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            408,726
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

          990   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa          1,003,068
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

           45   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa             45,366
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000F, 5.625%, 9/01/16

          500   Ohio Housing Finance Agency, Single Family Mortgage                   9/15 at 100.00         Aaa            513,140
                 Revenue Bonds, Series 2006H, 5.000%, 9/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,940   Total Housing/Single Family                                                                               1,970,300
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.5% (1.7% OF TOTAL INVESTMENTS)

          400   Cleveland-Cuyahoga County Port Authority, Ohio, Development          11/15 at 100.00         N/R            402,968
                 Revenue Bonds, Bond Fund Program - Columbia National
                 Group Project, Series 2005D, 5.000%, 5/15/20
                 (Alternative Minimum Tax)

        1,000   Toledo-Lucas County Port Authority, Ohio, Revenue Refunding             No Opt. Call        Baa2          1,206,670
                 Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21

------------------------------------------------------------------------------------------------------------------------------------
        1,400   Total Industrials                                                                                         1,609,638
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

        1,495   Hamilton County, Ohio, Health Care Revenue Refunding                  1/17 at 100.00         BBB          1,518,905
                 Bonds, Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 26.5% (18.0% OF TOTAL INVESTMENTS)

        1,000   Bay Village City School District, Ohio, General Obligation           12/10 at 100.00         Aa2          1,030,140
                 Unlimited Tax School Improvement Bonds, Series 2001,
                 5.000%, 12/01/25

        1,500   Centerville City School District, Montgomery County, Ohio,            6/15 at 100.00         Aaa          1,583,010
                 General Obligation Bonds, Series 2005, 5.000%, 12/01/30 -
                 FSA Insured

          500   Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,        12/14 at 100.00         AA+            530,725
                 5.000%, 12/01/21

        2,965   Franklin County, Worthington, Ohio, Various Purpose Unlimited        12/11 at 100.00          AA          3,156,476
                 Tax General Obligation Bonds, Series 2001, 5.375%, 12/01/21
        1,000   Lakewood City School District, Cuyahoga County, Ohio, General        12/14 at 100.00         AAA          1,091,730
                 Obligation Bonds, Series 2004, 5.250%, 12/01/16 - FSA Insured

        1,005   Marysville Exempted School District, Union County, Ohio,             12/15 at 100.00         AAA          1,067,963
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/25 -
                 FSA Insured

        1,000   Middletown City School District, Butler County, Ohio, General        12/13 at 100.00         Aaa          1,051,890
                 Obligation Bonds, Series 2004, 5.000%, 12/01/25 -
                 FGIC Insured

        2,000   Ohio, General Obligation Higher Education Capital Facilities          2/11 at 100.00         AA+          2,076,620
                 Bonds, Series 2001A, 5.000%, 2/01/20

        1,275   Sycamore Community School District, Hamilton County, Ohio,           12/09 at 101.00         AAA          1,316,170
                 Unlimited Tax General Obligation School Improvement Bonds,
                 Series 1999, 5.000%, 12/01/23 - MBIA Insured

        2,415   Troy City School District, Miami County, Ohio, General               12/14 at 100.00         Aaa          2,545,169
                 Obligation Bonds, Series 2005, 5.000%, 12/01/28 -
                 FSA Insured

        1,485   West Chester Township, Butler County, Ohio, Various Purpose          11/11 at 101.00         Aaa          1,602,731
                 Limited Tax General Obligation Refunding Bonds, Series 2001,
                 5.500%, 12/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,145   Total Tax Obligation/General                                                                             17,052,624
------------------------------------------------------------------------------------------------------------------------------------


                                       41

                        Nuveen Ohio Dividend Advantage Municipal Fund (NXI) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 11.8% (8.0% OF TOTAL INVESTMENTS)

$       2,000   Franklin County, Ohio, Excise Tax and Lease Revenue                  12/15 at 100.00         AAA     $    2,108,640
                 Anticipation Bonds, Convention Facilities Authority,
                 Series 2005, 5.000%, 12/01/27 - AMBAC Insured

                Hamilton County Convention Facilities Authority, Ohio,
                First Lien Revenue Bonds, Series 2004:
        1,415    5.000%, 12/01/21 - FGIC Insured                                      6/14 at 100.00         AAA          1,492,584
        1,000    5.000%, 12/01/33 - FGIC Insured                                      6/14 at 100.00         AAA          1,043,890

          345   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            364,506
                 Administrative Building Fund Projects, Series 2005A,
                 5.000%, 4/01/25 - FSA Insured

        1,000   Ohio State Building Authority, State Facilities Bonds, Adult          4/15 at 100.00         AAA          1,058,670
                 Correctional Building Fund Project, Series 2005A,
                 5.000%, 4/01/23 - FSA Insured

        1,400   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00        BBB+          1,521,114
                 Taxes Loan Note, Series 1999A, 6.375%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
        7,160   Total Tax Obligation/Limited                                                                              7,589,404
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.3% (2.2% OF TOTAL INVESTMENTS)

        2,000   Ohio Turnpike Commission, Revenue Bonds, Series 2001A,                2/11 at 100.00          AA          2,109,300
                 5.500%, 2/15/26
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 44.1% (29.7% OF TOTAL INVESTMENTS) (4)

        1,700   Cincinnati, Ohio, Water System Revenue Bonds, Series 2001,            6/11 at 100.00     AA+ (4)          1,793,653
                 5.125%, 12/01/21 (Pre-refunded 6/01/11)

        1,000   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          1,111,830
                 Obligation Bonds, Series 2004, 5.500%, 12/01/15
                 (Pre-refunded 12/01/14) - FSA Insured

        1,000   Franklin County, Ohio, Healthcare Facilities Revenue Bonds,           7/11 at 101.00     BBB (4)          1,136,330
                 Ohio Presbyterian Retirement Services, Series 2001A,
                 7.125%, 7/01/29 (Pre-refunded 7/01/11)

        1,470   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 101.00     BBB (4)          1,530,682
                 Revenue Bonds, Twin Towers, Series 1999A,
                 5.750%, 10/01/19 (Pre-refunded 10/01/08)

                Jackson City School District, Jackson County, Ohio, Unlimited
                Tax General Obligation School Improvement Bonds, Series 2001:
          880    5.500%, 12/01/22 (Pre-refunded 6/01/11) - MBIA Insured               6/11 at 100.00         Aaa            943,386
          935    5.500%, 12/01/23 (Pre-refunded 6/01/11) - MBIA Insured               6/11 at 100.00         Aaa          1,002,348

        2,000   Lakota Local School District, Butler County, Ohio, Unlimited          6/11 at 100.00         Aaa          2,110,180
                 Tax General Obligation School Improvement and Refunding
                 Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) -
                 FGIC Insured

          910   Lebanon, Ohio, Electric System Mortgage Revenue Bonds,               12/10 at 101.00         AAA            975,056
                 Series 2001, 5.500%, 12/01/18 (Pre-refunded 12/01/10) -
                 AMBAC Insured

        1,000   Medina City School District, Medina County, Ohio, Unlimited          12/09 at 100.00         AAA          1,041,140
                 Tax General Obligation School Building Construction Bonds,
                 Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) -
                 FGIC Insured

        1,000   Nordonia Hills City School District, Ohio, School Improvement        12/10 at 101.00         AAA          1,069,720
                 Bonds, Series 2000, 5.450%, 12/01/25 (Pre-refunded
                 12/01/10) - AMBAC Insured

        1,000   Ohio Higher Educational Facilities Commission, Revenue               12/10 at 101.00         AAA          1,071,490
                 Bonds, University of Dayton, Series 2000, 5.500%, 12/01/25
                 (Pre-refunded 12/01/10) - AMBAC Insured

        1,900   Olentangy Local School District, Delaware and Franklin                6/14 at 100.00         AAA          2,071,608
                 Counties, Ohio, General Obligation Bonds, Series 2004A,
                 5.250%, 12/01/23 (Pre-refunded 6/01/14) - FGIC Insured

                Parma Community General Hospital Association, Ohio, Hospital
                Revenue Refunding and Improvement Bonds, Series 1998:
        2,250    5.250%, 11/01/13 (Pre-refunded 11/01/08)                            11/08 at 101.00      A- (4)          2,329,358
        2,000    5.375%, 11/01/29 (Pre-refunded 11/01/08)                            11/08 at 101.00     N/R (4)          2,074,720

        2,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          2,130,340
                 6.000%, 8/01/16 (Pre-refunded 8/01/09) - FSA Insured

          665   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00     N/R (4)            730,370
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

        1,850   Swanton Local School District, Fulton County, Ohio, General          12/11 at 101.00         AAA          1,987,418
                 Obligation Bonds, Series 2001, 5.250%, 12/01/25
                 (Pre-refunded 12/01/11) - FGIC Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,500   University of Cincinnati, Ohio, General Receipts Bonds,               6/11 at 101.00         AAA     $    1,632,585
                 Series 2001A, 5.750%, 6/01/17 (Pre-refunded 6/01/11) -
                 FGIC Insured

        1,500   Westerville City School District, Franklin and Delaware               6/11 at 100.00         AAA          1,575,195
                 Counties, Ohio, Various Purpose General Obligation Bonds,
                 Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,560   Total U.S. Guaranteed                                                                                    28,317,409
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.8% (6.0% OF TOTAL INVESTMENTS)

        1,440   American Municipal Power Ohio Inc., Wadsworth, Electric               2/12 at 100.00         Aaa          1,526,040
                 System Improvement Revenue Bonds, Series 2002,
                 5.250%, 2/15/17 - MBIA Insured

        2,000   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,064,660
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

        1,000   Ohio Municipal Electric Generation Agency, Beneficial Interest        2/14 at 100.00         AAA          1,051,720
                 Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                 Series 2004, 5.000%, 2/15/21 - AMBAC Insured

        1,000   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,014,970
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,440   Total Utilities                                                                                           5,657,390
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 3.9% (2.6% OF TOTAL INVESTMENTS)

        2,375   Ohio Water Development Authority, Revenue Bonds, Water               12/13 at 100.00         Aaa          2,504,034
                 Development Community Assistance Program, Series 2003,
                 5.000%, 12/01/23 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
$      90,025   Total Investments (cost $91,021,264) - 147.8%                                                            94,969,946
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.7)%                                                                       (1,120,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,403,041
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                        (31,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   64,252,987
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 8.8% (5.9% OF TOTAL INVESTMENTS)

$       3,000   Ohio State Sewage and Solid Waste Disposal Facilities,               11/11 at 100.00          A1     $    3,154,950
                 Revenue Bonds, Anheuser-Busch Project, Series 2001,
                 5.500%, 11/01/35 (Alternative Minimum Tax)

          925   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            966,856
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        3,925   Total Consumer Staples                                                                                    4,121,806
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.4% (9.5% OF TOTAL INVESTMENTS)

        1,345   Bowling Green State University, Ohio, General Receipts Bonds,         6/13 at 100.00         AAA          1,442,445
                 Series 2003, 5.250%, 6/01/18 - AMBAC Insured

          450   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+            466,925
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        1,000   Ohio Higher Educational Facilities Commission, General Revenue       12/16 at 100.00         AAA          1,062,600
                 Bonds, University of Dayton, 2006 Project, Series 2006,
                 5.000%, 12/01/30 - AMBAC Insured

        1,050   Ohio Higher Educational Facilities Commission, Revenue               12/11 at 100.00        Baa1          1,111,772
                 Bonds, Wittenberg University, Series 2001, 5.500%, 12/01/15

          250   Ohio Higher Educational Facilities Commission, Revenue Bonds,         5/16 at 100.00         Aaa            264,693
                 Xavier University, Series 2006, 5.000%, 5/01/22 - CIFG Insured

        1,000   University of Cincinnati, Ohio, General Receipts Bonds,               6/13 at 100.00         AAA          1,051,980
                 Series 2003C, 5.000%, 6/01/22 - FGIC Insured

        1,245   University of Cincinnati, Ohio, General Receipts Bonds,               6/14 at 100.00         AAA          1,316,973
                 Series 2004D, 5.000%, 6/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,340   Total Education and Civic Organizations                                                                   6,717,388
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 23.4% (15.5% OF TOTAL INVESTMENTS)

          725   Akron, Bath and Copley Joint Township Hospital District,                No Opt. Call        Baa1            728,205
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System, Series 1998A, 5.000%, 11/15/08

        1,230   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         AAA          1,180,812
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 4.375%, 5/15/32 - FGIC Insured (UB)

        1,000   Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands       8/12 at 101.00           A          1,056,660
                 Regional Medical Center, Series 2002A, 5.500%, 8/15/22

        1,850   Lorain County, Ohio, Hospital Revenue Refunding and                  10/11 at 101.00         AA-          1,953,397
                 Improvement Bonds, Catholic Healthcare Partners,
                 Series 2001A, 5.400%, 10/01/21

          225   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/16 at 100.00          A-            236,896
                 Bonds, Upper Valley Medical Center Inc., Series 2006,
                 5.250%, 5/15/21

          700   Montgomery County, Ohio, Revenue Bonds, Catholic Health               5/14 at 100.00          AA            724,682
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          665   Richland County, Ohio, Hospital Facilities Revenue Improvement       11/10 at 101.00          A-            717,289
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000B, 6.375%, 11/15/30

          350   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-            367,322
                 Health System Group, Series 2006, 5.250%, 11/15/36

        3,670   Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds,          10/11 at 101.00          AA          3,954,168
                 Union Hospital Project, Series 2001, 5.750%, 10/01/26 -
                 RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,415   Total Health Care                                                                                        10,919,431
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.3% (2.2% OF TOTAL INVESTMENTS)

        1,000   Franklin County, Ohio, GNMA Collateralized Multifamily                5/12 at 102.00         Aaa          1,056,070
                 Housing Mortgage Revenue Bonds, Agler Project,
                 Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                Mortgage Revenue Bonds, Madonna Homes, Series 2006M:
$         250    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         Aaa     $      249,575
          250    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            250,485

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Housing/Multifamily                                                                                 1,556,130
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.3% (1.5% OF TOTAL INVESTMENTS)

           50   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     9/10 at 100.00         Aaa             51,278
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2001A, 5.500%, 9/01/34 (Alternative Minimum Tax)

        1,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue           9/15 at 100.00         Aaa          1,026,280
                 Bonds, Series 2006H, 5.000%, 9/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,050   Total Housing/Single Family                                                                               1,077,558
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.3% (1.5% OF TOTAL INVESTMENTS)

        1,045   Hamilton County, Ohio, Health Care Revenue Refunding                  1/17 at 100.00         BBB          1,061,710
                 Bonds, Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 32.4% (21.5% OF TOTAL INVESTMENTS)

        1,700   Butler County, Hamilton, Ohio, Limited Tax General Obligation        11/11 at 101.00         Aaa          1,772,692
                 Bonds, One Renaissance Center Acquisition, Series 2001,
                 5.000%, 11/01/26 - AMBAC Insured

                Cleveland Municipal School District, Cuyahoga County, Ohio,
                General Obligation Bonds, Series 2004:
        1,000    5.000%, 12/01/15 - FSA Insured                                       6/14 at 100.00         AAA          1,069,320
        1,000    5.000%, 12/01/22 - FSA Insured                                       6/14 at 100.00         AAA          1,059,700

          400   Cuyahoga County, Ohio, General Obligation Bonds,                     12/14 at 100.00         AA+            424,580
                 Series 2004, 5.000%, 12/01/21

        1,065   Lakewood City School District, Cuyahoga County, Ohio,                12/14 at 100.00         AAA          1,162,692
                 General Obligation Bonds, Series 2004, 5.250%, 12/01/16 -
                 FSA Insured

        2,420   Lorain County, Ohio, Limited Tax General Obligation Justice          12/12 at 100.00         Aaa          2,613,600
                 Center Bonds, Series 2002, 5.500%, 12/01/22 - FGIC Insured
        1,005   Marysville Exempted School District, Union County, Ohio,             12/15 at 100.00         AAA          1,067,963
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/25 -
                 FSA Insured

        2,665   Newark City School District, Licking County, Ohio, General           12/15 at 100.00         AAA          2,823,861
                 Obligation Bonds, Series 2005, 5.000%, 12/01/28 -
                 FGIC Insured

        1,960   Portage County, Ohio, General Obligation Bonds, Series 2001,         12/11 at 100.00         AAA          2,036,518
                 5.000%, 12/01/25 - FGIC Insured

        1,000   Powell, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         AAA          1,074,070
                 5.500%, 12/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,215   Total Tax Obligation/General                                                                             15,104,996
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 15.1% (10.0% OF TOTAL INVESTMENTS)

          800   Hamilton County Convention Facilities Authority, Ohio,                6/14 at 100.00         AAA            835,112
                 First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/33 -
                 FGIC Insured

          250   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            264,135
                 Administrative Building Fund Projects, Series 2005A,
                 5.000%, 4/01/25 - FSA Insured

        1,000   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA          1,058,670
                 Adult Correctional Building Fund Project, Series 2005A,
                 5.000%, 4/01/23 - FSA Insured

        1,500   Ohio, State Appropriation Lease Bonds, Higher Education                 No Opt. Call         AAA          1,570,470
                 Capital Facilities, Series 2002A-II, 5.500%, 12/01/09 -
                 MBIA Insured

        1,095   Ohio, State Appropriation Lease Bonds, Parks and Recreation          12/13 at 100.00          AA          1,162,879
                 Capital Facilities, Series 2004A-II, 5.000%, 12/01/18

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00        BBB+          1,078,370
                 Revenue Refunding Bonds, Series 2002E, 5.750%, 7/01/24

        1,000   Summit County Port Authority, Ohio, Revenue Bonds,                   12/11 at 100.00         AAA          1,065,270
                 Civic Theatre Project, Series 2001, 5.500%, 12/01/26 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,645   Total Tax Obligation/Limited                                                                              7,034,906
------------------------------------------------------------------------------------------------------------------------------------


                                       45

                        Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 39.1% (26.0% OF TOTAL INVESTMENTS) (4)

$       3,495   Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A,          1/10 at 101.00         AAA     $    3,670,309
                 5.250%, 1/01/18 (Pre-refunded 1/01/10) - FSA Insured

        2,605   Columbus City School District, Franklin County, Ohio, General        12/14 at 100.00         AAA          2,896,317
                 Obligation Bonds, Series 2004, 5.500%, 12/01/15
                 (Pre-refunded 12/01/14) - FSA Insured

        1,000   Greater Cleveland Regional Transit Authority, Ohio, General          12/11 at 100.00         Aaa          1,060,440
                 Obligation Capital Improvement Bonds, Series 2001A,
                 5.125%, 12/01/21 (Pre-refunded 12/01/11) - MBIA Insured

        1,000   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 101.00     BBB (4)          1,042,080
                 Revenue Bonds, Twin Towers, Series 1999A,
                 5.800%, 10/01/23 (Pre-refunded 10/01/08)

        4,000   Lebanon City School District, Warren County, Ohio, General           12/11 at 100.00         AAA          4,307,517
                 Obligation Bonds, Series 2001, 5.500%, 12/01/21
                 (Pre-refunded 12/01/11) - FSA Insured

        1,710   Marysville Exempted Village School District, Ohio, Certificates       6/15 at 100.00         AAA          1,873,698
                 of Participation, School Facilities Project, Series 2005,
                 5.250%, 12/01/21 (Pre-refunded 6/01/15) - MBIA Insured

          730   Ohio Water Development Authority, Revenue Bonds, Fresh               12/11 at 100.00         AAA            770,128
                 Water Development, Series 2001A, 5.000%, 12/01/21
                 (Pre-refunded 12/01/11) - FSA Insured

        1,050   Olentangy Local School District, Delaware and Franklin                6/14 at 100.00         AAA          1,161,479
                 Counties, Ohio, General Obligation Bonds, Series 2004A,
                 5.500%, 12/01/15 (Pre-refunded 6/01/14) - FGIC Insured

        1,335   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00     N/R (4)          1,466,231
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30
                 (Pre-refunded 11/15/10)

------------------------------------------------------------------------------------------------------------------------------------
       16,925   Total U.S. Guaranteed                                                                                    18,248,199
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.1% (6.0% OF TOTAL INVESTMENTS)

        2,500   Ohio Air Quality Development Authority, Revenue Refunding             5/09 at 101.00         AAA          2,580,825
                 Bonds, Ohio Power Company Project, Series 1999C,
                 5.150%, 5/01/26 - AMBAC Insured

          595   Ohio Municipal Electric Generation Agency, Beneficial                 2/14 at 100.00         AAA            626,517
                 Interest Certificates, Belleville Hydroelectric Project -
                 Joint Venture 5, Series 2004, 5.000%, 2/15/20 -
                 AMBAC Insured

        1,000   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          1,014,970
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,095   Total Utilities                                                                                           4,222,312
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 0.6% (0.4% OF TOTAL INVESTMENTS)

          270   Ohio Water Development Authority, Revenue Bonds,                     12/11 at 100.00         AAA            282,288
                 Fresh Water Development, Series 2001A, 5.000%, 12/01/21 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
$      66,425   Total Investments (cost $67,942,319) - 150.8%                                                            70,346,724
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                         (820,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      1,116,577
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   46,643,301
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)
                        Portfolio of
                                INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.3% (4.3% OF TOTAL INVESTMENTS)

$       1,990   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,080,048
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 9.6% (6.5% OF TOTAL INVESTMENTS)

          350   Ohio Higher Education Facilities Commission, General Revenue          7/16 at 100.00          A+            363,164
                 Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41

        1,125   Ohio Higher Education Facilities Commission, Revenue Bonds,           5/12 at 100.00          A2          1,213,898
                 Ohio Northern University, Series 2002, 5.750%, 5/01/16

          500   Ohio Higher Education Facilities Commission, Revenue Bonds,          12/15 at 100.00        Baa1            517,840
                 Wittenberg University, Series 2005, 5.000%, 12/01/24

        1,000   Ohio Higher Educational Facilities Commission, General               12/16 at 100.00         AAA          1,062,600
                 Revenue Bonds, University of Dayton, 2006 Project,
                 Series 2006, 5.000%, 12/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,975   Total Education and Civic Organizations                                                                   3,157,502
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 13.3% (8.9% OF TOTAL INVESTMENTS)

          360   Akron, Bath and Copley Joint Township Hospital District,                No Opt. Call        Baa1            361,591
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System, Series 1998A, 5.000%, 11/15/08

          870   Butler County, Ohio, Hospital Facilities Revenue Bonds,               5/16 at 100.00         AAA            835,209
                 Cincinnati Children's Medical Center Project, Series 2006K,
                 4.375%, 5/15/32 - FGIC Insured (UB)

        1,750   Erie County, Ohio, Hospital Facilities Revenue Bonds,                 8/12 at 101.00           A          1,849,155
                 Firelands Regional Medical Center, Series 2002A,
                 5.500%, 8/15/22

          160   Miami County, Ohio, Hospital Facilities Revenue Refunding             5/16 at 100.00          A-            168,459
                 Bonds, Upper Valley Medical Center Inc., Series 2006,
                 5.250%, 5/15/21

          500   Montgomery County, Ohio, Revenue Bonds, Catholic                      5/14 at 100.00          AA            517,630
                 Health Initiatives, Series 2004A, 5.000%, 5/01/30

          335   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00          A-            361,341
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30

          250   Richland County, Ohio, Hospital Revenue Bonds, MidCentral            11/16 at 100.00          A-            262,373
                 Health System Group, Series 2006, 5.250%, 11/15/36

------------------------------------------------------------------------------------------------------------------------------------
        4,225   Total Health Care                                                                                         4,355,758
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Ohio Housing Finance Agency, FHA-Insured Multifamily
                Housing Mortgage Revenue Bonds, Madonna Homes,
                Series 2006M:
          150    4.450%, 10/01/09 (Alternative Minimum Tax)                             No Opt. Call         Aaa            149,745
          200    4.900%, 6/20/48 (Alternative Minimum Tax)                            6/16 at 102.00         AAA            200,388

------------------------------------------------------------------------------------------------------------------------------------
          350   Total Housing/Multifamily                                                                                   350,133
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.2% (2.8% OF TOTAL INVESTMENTS)

          190   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            191,748
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

          610   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa            618,052
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

           45   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa             45,366
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 2000F, 5.625%, 9/01/16

          500   Ohio Housing Finance Agency, Single Family Mortgage Revenue           9/15 at 100.00         Aaa            513,140
                 Bonds, Series 2006H, 5.000%, 9/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,345   Total Housing/Single Family                                                                               1,368,306
------------------------------------------------------------------------------------------------------------------------------------


                                       47

                        Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ) (continued)
                             Portfolio of INVESTMENTS January 31, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3% (1.6% OF TOTAL INVESTMENTS)

$         745   Hamilton County, Ohio, Health Care Revenue Refunding Bonds,           1/17 at 100.00         BBB     $      756,913
                 Life Enriching Communities Project, Series 2006A,
                 5.000%, 1/01/37
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 33.3% (22.4% OF TOTAL INVESTMENTS)

        2,000   Canal Winchester Local School District, Franklin and Fairfield       12/08 at 102.00         AAA          2,083,040
                 Counties, Ohio, Unlimited Tax General Obligation School
                 Improvement Bonds, Series 1998, 5.300%, 12/01/25 -
                 FGIC Insured

          300   Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,        12/14 at 100.00         AA+            318,435
                 5.000%, 12/01/21

        2,000   Granville Exempt Village School District, Ohio, General              12/11 at 100.00         Aa2          2,126,020
                 Obligation Bonds, Series 2001, 5.500%, 12/01/28

        1,000   Kenston Local School District, Geauga County, Ohio, General           6/13 at 100.00         Aaa          1,051,980
                 Obligation Bonds, Series 2003, 5.000%, 12/01/22 -
                 MBIA Insured

        1,270   Lorain, Ohio, General Obligation Bonds, Series 2002,                 12/12 at 100.00         Aaa          1,332,827
                 5.125%, 12/01/26 - AMBAC Insured

          500   Marysville Exempted School District, Union County, Ohio,             12/15 at 100.00         AAA            531,325
                 General Obligation Bonds, Series 2006, 5.000%, 12/01/25 -
                 FSA Insured

        1,190   Miami East Local School District, Miami County, Ohio,                12/12 at 100.00         AAA          1,248,417
                 General Obligation Bonds, Series 2002, 5.125%, 12/01/29 -
                 FSA Insured

        1,000   Ohio, Common Schools Capital Facilities, General Obligation           9/11 at 100.00         AA+          1,043,710
                 Bonds, Series 2001B, 5.000%, 9/15/20

        1,130   Solon, Ohio, General Obligation Refunding and Improvement            12/12 at 100.00         AA+          1,190,918
                 Bonds, Series 2002, 5.000%, 12/01/18

------------------------------------------------------------------------------------------------------------------------------------
       10,390   Total Tax Obligation/General                                                                             10,926,672
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 20.0% (13.5% OF TOTAL INVESTMENTS)

          600   Hamilton County Convention Facilities Authority, Ohio,                6/14 at 100.00         AAA            626,334
                 First Lien Revenue Bonds, Series 2004, 5.000%, 12/01/33 -
                 FGIC Insured

        1,000   Midview Local School District, Lorain County, Ohio,                   5/13 at 100.00           A          1,030,480
                 Certificates of Participation, Series 2003, 5.000%, 11/01/30

        1,250   Ohio State Building Authority, State Facilities Bonds,                4/12 at 100.00         AAA          1,341,788
                 Administrative Building Fund Projects, Series 2002A,
                 5.500%, 4/01/18 - FSA Insured

          200   Ohio State Building Authority, State Facilities Bonds,                4/15 at 100.00         AAA            211,308
                 Administrative Building Fund Projects, Series 2005A,
                 5.000%, 4/01/25 - FSA Insured

        1,000   Ohio, State Appropriation Lease Bonds, Higher Education                 No Opt. Call         AAA          1,046,980
                 Capital Facilities, Series 2002A-II, 5.500%, 12/01/09 -
                 MBIA Insured

        2,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          2,294,180
                 Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,050   Total Tax Obligation/Limited                                                                              6,551,070
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 5.4% (3.6% OF TOTAL INVESTMENTS)

        1,550   Ohio Turnpike Commission, Revenue Refunding Bonds,                      No Opt. Call         AAA          1,759,529
                 Series 1998A, 5.500%, 2/15/18 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 47.3% (31.8% OF TOTAL INVESTMENTS) (4)

        1,475   Eaton City School District, Preble County, Ohio, General             12/12 at 101.00         Aaa          1,639,005
                 Obligation Bonds, Series 2002, 5.750%, 12/01/21
                 (Pre-refunded 12/01/12) - FGIC Insured

          500   Hamilton County, Ohio, Healthcare Facilities Improvement             10/08 at 101.00     BBB (4)            520,640
                 Revenue Bonds, Twin Towers, Series 1999A,
                 5.750%, 10/01/19 (Pre-refunded 10/01/08)

        1,000   Hamilton County, Ohio, Sewer System Revenue Refunding                12/11 at 100.00         AAA          1,065,920
                 and Improvement Bonds, Metropolitan Sewer District of
                 Greater Cincinnati, Series 2001A, 5.250%, 12/01/18
                 (Pre-refunded 12/01/11) - MBIA Insured

        1,000   Hilliard, Ohio, General Obligation Bonds, Series 2002,               12/12 at 100.00     AA- (4)          1,083,670
                 5.375%, 12/01/22 (Pre-refunded 12/01/12)

        1,000   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,           4/10 at 101.00       A (4)          1,095,260
                 Kettering Medical Center, Series 1999, 6.750%, 4/01/18
                 (Pre-refunded 4/01/10)

        1,000   Montgomery County, Ohio, Revenue Bonds, Catholic Health               9/11 at 100.00      AA (4)          1,071,640
                 Initiatives, Series 2001, 5.500%, 9/01/12
                 (Pre-refunded 9/01/11)

        2,000   Ohio Higher Education Facilities Commission, Revenue Bonds,          10/12 at 100.00     AA- (4)          2,171,760
                 Case Western Reserve University, Series 2002B,
                 5.500%, 10/01/22 (Pre-refunded 10/01/12)


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,000   Ohio State University, General Receipts Bonds, Series 1999A,         12/09 at 101.00      AA (4)     $    1,064,810
                 5.800%, 12/01/29 (Pre-refunded 12/01/09)

        1,230   Ohio Water Development Authority, Revenue Bonds,                     12/11 at 100.00         AAA          1,297,613
                 Fresh Water Development, Series 2001A, 5.000%, 12/01/21
                 (Pre-refunded 12/01/11) - FSA Insured

        1,000   Olentangy Local School District, Delaware and Franklin                6/14 at 100.00         AAA          1,090,320
                 Counties, Ohio, General Obligation Bonds, Series 2004A,
                 5.250%, 12/01/21 (Pre-refunded 6/01/14) - FGIC Insured

        1,000   Parma Community General Hospital Association, Ohio,                  11/08 at 101.00     N/R (4)          1,037,360
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 1998, 5.375%, 11/01/29 (Pre-refunded 11/01/08)

        1,535   Pickerington Local School District, Fairfield and Franklin           12/11 at 100.00         AAA          1,636,187
                 Counties, Ohio, General Obligation Bonds, School Facilities
                 Construction and Improvement, Series 2001, 5.250%, 12/01/20
                 (Pre-refunded 12/01/11) - FGIC Insured

          665   Richland County, Ohio, Hospital Facilities Revenue                   11/10 at 101.00     N/R (4)            730,370
                 Improvement Bonds, MedCentral Health System Obligated
                 Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

------------------------------------------------------------------------------------------------------------------------------------
       14,405   Total U.S. Guaranteed                                                                                    15,504,555
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.8% (3.3% OF TOTAL INVESTMENTS)

        1,500   American Municipal Power Ohio Inc., Wadsworth,                        2/12 at 100.00         Aaa          1,589,625
                 Electric System Improvement Revenue Bonds, Series 2002,
                 5.250%, 2/15/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 0.9% (0.6% OF TOTAL INVESTMENTS)

          270   Ohio Water Development Authority, Revenue Bonds,                     12/11 at 100.00         AAA            282,285
                 Fresh Water Development, Series 2001A, 5.000%, 12/01/21 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
$      45,795   Total Investments (cost $46,378,726) - 148.5%                                                            48,682,396
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                         (580,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.6%                                                                      1,177,572
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                        (16,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  32,779,968
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT JANUARY 31, 2007:
                                     FUND                                       FIXED RATE                               UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE         PAYMENT   EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX   (ANNUALIZED)      FREQUENCY     DATE (5)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   $3,600,000        Receive  3-Month USD-LIBOR         5.682%  Semi-Annually     7/10/07       7/10/12      $(68,554)
Goldman Sachs    1,100,000            Pay  3-Month USD-LIBOR         5.803   Semi-Annually     7/10/07       7/10/37        54,184
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(14,370)
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

FUTURES CONTRACTS OUTSTANDING AT JANUARY 31, 2007:
                                                                                                                         UNREALIZED
                                  CONTRACT         NUMBER OF       CONTRACT                   VALUE AT                 APPRECIATION
TYPE                              POSITION         CONTRACTS     EXPIRATION           JANUARY 31, 2007               (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Notes           Long                16           3/07                 $1,708,000                    $(30,923)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES January 31, 2007 (Unaudited)
                                                                                        MICHIGAN          MICHIGAN         MICHIGAN
                                                                                         QUALITY           PREMIUM         DIVIDEND
                                                                                          INCOME            INCOME        ADVANTAGE
                                                                                           (NUM)             (NMP)            (NZW)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $254,446,108,
   $168,152,787 and $44,348,682, respectively)                                      $269,363,543      $175,455,117      $46,591,008
Cash                                                                                   1,044,553            21,458           81,755
Receivables:
   Interest                                                                            3,063,917         2,240,625          555,474
   Variation margin on futures contracts                                                      --                --               --
Other assets                                                                              20,113             7,499            7,926
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   273,492,126       177,724,699       47,236,163
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --               --
Floating rate obligations                                                                     --         5,640,000               --
Unrealized depreciation on forward swaps                                                      --                --           22,901
Accrued expenses:
   Management fees                                                                       145,870            92,446           15,453
   Other                                                                                  65,691            40,546            8,791
Preferred share dividends payable                                                         45,535            23,815           10,892
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                  257,096         5,796,807           58,037
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                94,000,000        56,000,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $179,235,030      $115,927,892      $31,178,126
====================================================================================================================================
Common shares outstanding                                                             11,714,953         7,751,048        2,064,990
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                            $      15.30      $      14.96      $     15.10
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $    117,150      $     77,510      $    20,650
Paid-in surplus                                                                      163,946,943       108,392,808       29,246,175
Undistributed (Over-distribution of) net investment income                               164,627            79,018           17,806
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                                88,875            76,226         (325,930)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                                            14,917,435         7,302,330        2,219,425
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $179,235,030      $115,927,892      $31,178,126
====================================================================================================================================
Authorized shares:
   Common                                                                            200,000,000       200,000,000        Unlimited
   Preferred                                                                           1,000,000         1,000,000        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                            OHIO             OHIO             OHIO             OHIO
                                                                         QUALITY         DIVIDEND         DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE      ADVANTAGE 2      ADVANTAGE 3
                                                                           (NUO)            (NXI)            (NBJ)            (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $225,357,717, $91,021,264,
   $67,942,319 and $46,378,726, respectively)                       $234,670,158      $94,969,946      $70,346,724      $48,682,396
Cash                                                                          --          368,644          410,606          624,981
Receivables:
   Interest                                                            2,590,618        1,107,440          738,472          588,548
   Variation margin on futures contracts                                      --               --               --            4,750
Other assets                                                               4,180            3,073            8,018            2,888
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   237,264,956       96,449,103       71,503,820       49,903,563
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                            80,794               --               --               --
Floating rate obligations                                              2,770,000        1,120,000          820,000          580,000
Unrealized depreciation on forward swaps                                      --               --               --           14,370
Accrued expenses:
   Management fees                                                       125,418           31,190           23,145           14,046
   Other                                                                  57,520           24,119           10,315           13,641
Preferred share dividends payable                                         36,772           20,807            7,059            1,538
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                3,070,504        1,196,116          860,519          623,595
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                77,000,000       31,000,000       24,000,000       16,500,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $157,194,452      $64,252,987      $46,643,301      $32,779,968
====================================================================================================================================
Common shares outstanding                                              9,746,032        4,242,916        3,121,477        2,158,239
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      16.13      $     15.14      $     14.94      $     15.19
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     97,460      $    42,429      $    31,215      $    21,582
Paid-in surplus                                                      147,811,741       60,251,477       44,255,652       30,537,824
Undistributed (Over-distribution of) net investment income              (159,489)         (44,961)         (80,343)         (39,096)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                               132,299           55,360           32,372            1,281
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                             9,312,441        3,948,682        2,404,405        2,258,377
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $157,194,452      $64,252,987      $46,643,301      $32,779,968
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000        Unlimited        Unlimited        Unlimited
   Preferred                                                           1,000,000        Unlimited        Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended January 31, 2007 (Unaudited)
                                                                                        MICHIGAN          MICHIGAN         MICHIGAN
                                                                                         QUALITY           PREMIUM         DIVIDEND
                                                                                          INCOME            INCOME        ADVANTAGE
                                                                                           (NUM)             (NMP)            (NZW)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 6,604,233        $4,230,148       $1,130,615
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          870,215           552,063          151,839
Preferred shares - auction fees                                                          118,467            70,575           20,165
Preferred shares - dividend disbursing agent fees                                         10,082            10,082            5,041
Shareholders' servicing agent fees and expenses                                            9,932             7,888              314
Floating rate obligations interest expense and fees                                           --            41,964               --
Custodian's fees and expenses                                                             33,308            29,835            8,839
Directors'/Trustees' fees and expenses                                                     3,857             2,400              651
Professional fees                                                                         10,592             8,491            5,659
Shareholders' reports - printing and mailing expenses                                     18,823             9,423            5,016
Stock exchange listing fees                                                                5,005             4,967               88
Investor relations expense                                                                17,972            11,679            3,188
Other expenses                                                                            16,087            10,238            6,467
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                               1,114,340           759,605          207,267
   Custodian fee credit                                                                  (15,663)           (7,088)          (3,039)
   Expense reimbursement                                                                      --                --          (63,691)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                           1,098,677           752,517          140,537
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  5,505,556         3,477,631          990,078
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                847,044           653,940           82,450
Net realized gain (loss) from futures                                                         --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                                      1,790,662           696,475          336,140
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --              672
Change in net unrealized appreciation (depreciation)
   of futures                                                                                 --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                2,637,706         1,350,415          419,262
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (1,367,771)         (805,541)        (247,591)
From accumulated net realized gains                                                     (232,090)         (174,588)          (4,070)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                       (1,599,861)         (980,129)        (251,661)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                   $ 6,543,401        $3,847,917       $1,157,679
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                            OHIO            OHIO              OHIO             OHIO
                                                                         QUALITY        DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME       ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NUO)           (NXI)             (NBJ)            (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 5,635,407      $2,280,571        $1,658,545       $1,178,823
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          747,327         306,745           227,751          158,824
Preferred shares - auction fees                                           97,042          39,069            30,246           20,794
Preferred shares - dividend disbursing agent fees                         15,123           5,041             5,041            5,041
Shareholders' servicing agent fees and expenses                           10,995             475               532              399
Floating rate obligations interest expense and fees                       15,893           6,431             4,704            3,330
Custodian's fees and expenses                                             37,948          16,931            17,551           11,637
Directors'/Trustees' fees and expenses                                     3,287           1,357             1,405              730
Professional fees                                                          9,766           6,733             6,246            5,669
Shareholders' reports - printing and mailing expenses                     11,403           7,839             6,006            4,919
Stock exchange listing fees                                                5,016             182               134               92
Investor relations expense                                                15,723           6,239             4,681            3,360
Other expenses                                                            12,032           8,220             6,027            5,289
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                 981,555         405,262           310,324          220,084
   Custodian fee credit                                                  (12,299)         (5,017)           (6,893)          (3,844)
   Expense reimbursement                                                      --        (120,694)          (95,536)         (74,990)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             969,256         279,551           207,895          141,250
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4,666,151        2,001,020         1,450,650        1,037,573
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                599,556         139,475           142,997           40,753
Net realized gain (loss) from futures                                         --              --                --           66,475
Change in net unrealized appreciation (depreciation)
   of investments                                                      1,234,300         581,558           454,877          301,153
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                           --              --                --              643
Change in net unrealized appreciation (depreciation)
   of futures                                                                 --              --                --          (54,247)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                1,833,856         721,033           597,874          354,777
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                            (1,185,781)       (485,634)         (372,420)        (245,529)
From accumulated net realized gains                                     (109,526)        (34,050)          (39,456)         (21,569)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                       (1,295,307)       (519,684)         (411,876)        (267,098)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $ 5,204,700      $2,202,369        $1,636,648       $1,125,252
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                            MICHIGAN                         MICHIGAN                             MICHIGAN
                                       QUALITY INCOME (NUM)              PREMIUM INCOME (NMP)              DIVIDEND ADVANTAGE (NZW)
                                  ----------------------------      ------------------------------       ---------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                      1/31/07          7/31/06           1/31/07           7/31/06          1/31/07         7/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 5,505,556     $ 11,188,131      $  3,477,631       $ 7,082,116       $  990,078     $ 1,998,909
Net realized gain (loss)
   from investments                   847,044          879,750           653,940           522,482           82,450          25,827
Net realized gain (loss)
   from forward swaps                      --               --                --                --               --          36,525
Net realized gain (loss)
   from futures                            --               --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   1,790,662       (6,894,595)          696,475        (3,676,369)         336,140        (863,821)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --                --                --              672         (18,351)
Change in net unrealized appreciation
   (depreciation) of futures               --               --                --                --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income      (1,367,771)      (2,438,505)         (805,541)       (1,425,891)        (247,591)       (422,322)
   From accumulated net
     realized gains                  (232,090)        (204,993)         (174,588)         (177,593)          (4,070)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares
   from operations                  6,543,401        2,529,788         3,847,917         2,324,745        1,157,679         756,767
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (4,182,237)      (9,516,815)       (2,813,631)       (6,136,157)        (805,171)     (1,790,433)
From accumulated net realized gains  (859,878)      (1,317,932)         (717,747)       (1,135,132)         (16,105)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (5,042,115)     (10,834,747)       (3,531,378)       (7,271,289)        (821,276)     (1,790,433)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          139,063                --            83,158           18,628          36,099
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions              --          139,063                --            83,158           18,628          36,099
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      1,501,286       (8,165,896)          316,539        (4,863,386)         355,031        (997,567)
Net assets applicable to Common
   shares at the beginning
   of period                      177,733,744      185,899,640       115,611,353       120,474,739       30,823,095      31,820,662
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $179,235,030     $177,733,744      $115,927,892      $115,611,353      $31,178,126     $30,823,095
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    164,627     $    209,079      $     79,018      $    220,559      $    17,806     $    80,490
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                             OHIO                                OHIO                               OHIO
                                       QUALITY INCOME (NUO)            DIVIDEND ADVANTAGE (NXI)           DIVIDEND ADVANTAGE 2 (NBJ)
                                  ----------------------------      ------------------------------       ---------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                      1/31/07          7/31/06           1/31/07           7/31/06          1/31/07         7/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 4,666,151      $ 9,570,771       $ 2,001,020       $ 4,065,899      $ 1,450,650     $ 2,904,214
Net realized gain (loss)
   from investments                   599,556           61,521           139,475           104,619          142,997         135,984
Net realized gain (loss)
   from forward swaps                      --               --                --                --               --              --
Net realized gain (loss) from futures      --               --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   1,234,300       (4,237,619)          581,558        (1,806,156)         454,877      (1,423,071)
Change in net unrealized appreciation
   (depreciation) of forward swaps         --               --                --                --               --              --
Change in net unrealized appreciation
   (depreciation) of futures               --               --                --                --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income      (1,185,781)      (2,099,203)         (485,634)         (876,328)        (372,420)       (671,536)
   From accumulated net
      realized gains                 (109,526)         (76,287)          (34,050)          (18,836)         (39,456)        (22,844)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares
   from operations                  5,204,700        3,219,183         2,202,369         1,469,198        1,636,648         922,747
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (3,626,499)      (8,294,392)       (1,552,907)       (3,585,882)      (1,098,759)     (2,505,800)
From accumulated net realized gains  (409,333)        (528,190)         (131,955)         (142,845)        (137,033)       (149,733)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (4,035,832)      (8,822,582)       (1,684,862)       (3,728,727)      (1,235,792)     (2,655,533)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          647,482                --           122,421               --          38,062
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions              --          647,482                --           122,421               --          38,062
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      1,168,868       (4,955,917)          517,507        (2,137,108)         400,856      (1,694,724)
Net assets applicable to Common
   shares at the beginning
    of period                     156,025,584      160,981,501        63,735,480        65,872,588       46,242,445      47,937,169
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $157,194,452     $156,025,584       $64,252,987       $63,735,480      $46,643,301     $46,242,445
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $   (159,489)    $    (13,360)      $   (44,961)      $    (7,440)     $  (80,343)     $   (59,814)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                                                    OHIO
                                                                                                          DIVIDEND ADVANTAGE 3 (NVJ)
                                                                                                        ----------------------------
                                                                                                         SIX MONTHS
                                                                                                              ENDED      YEAR ENDED
                                                                                                            1/31/07         7/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 1,037,573     $ 2,052,181
Net realized gain (loss) from investments                                                                    40,753          (2,845)
Net realized gain (loss) from forward swaps                                                                      --              --
Net realized gain (loss) from futures                                                                        66,475              --
Change in net unrealized appreciation
   (depreciation) of investments                                                                            301,153        (991,042)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                                                              643         (15,013)
Change in net unrealized appreciation
   (depreciation) of futures                                                                                (54,247)         23,324
Distributions to Preferred Shareholders:
   From net investment income                                                                              (245,529)       (464,277)
   From accumulated net realized gains                                                                      (21,569)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                                        1,125,252         602,328
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                                 (774,809)     (1,709,126)
From accumulated net realized gains                                                                         (76,833)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                  (851,642)     (1,709,126)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                                                                 --           7,208
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                                                                    --           7,208
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                              273,610      (1,099,590)
Net assets applicable to Common
   shares at the beginning of period                                                                     32,506,358      33,605,948
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $32,779,968     $32,506,358
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                                                                            $   (39,096)    $   (56,331)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund
(NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP), and Ohio Quality Income (NUO) are traded on the New York Stock Exchange while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond, future contract or a forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         MICHIGAN      MICHIGAN      MICHIGAN
                                                                          QUALITY       PREMIUM      DIVIDEND
                                                                           INCOME        INCOME     ADVANTAGE
                                                                            (NUM)         (NMP)         (NZW)
-------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                                    --           840            --
   Series W                                                                    --            --           640
   Series TH                                                                3,200         1,400            --
   Series F                                                                   560            --            --
-------------------------------------------------------------------------------------------------------------
Total                                                                       3,760         2,240           640
=============================================================================================================
                                                               OHIO          OHIO          OHIO          OHIO
                                                            QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)         (NXI)         (NBJ)         (NVJ)
-------------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                     680            --            --            --
   Series T                                                      --            --            --           660
   Series W                                                      --         1,240            --            --
   Series TH                                                  1,400            --            --            --
   Series TH2                                                 1,000            --            --            --
   Series F                                                      --            --           960            --
-------------------------------------------------------------------------------------------------------------
Total                                                         3,080         1,240           960           660
=============================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended January 31, 2007, Michigan Premium Income (NMP), Ohio Quality Income (NUO), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Michigan Quality Income (NUM) and Michigan Dividend Advantage (NZW)did not invest in any such instruments during the six months ended January 31, 2007.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended January 31, 2007, were as follows:

                                                   MICHIGAN       OHIO        OHIO         OHIO         OHIO
                                                    PREMIUM    QUALITY    DIVIDEND     DIVIDEND     DIVIDEND
                                                     INCOME     INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                      (NMP)      (NUO)       (NXI)        (NBJ)        (NVJ)
-------------------------------------------------------------------------------------------------------------
Average floating rate obligations                $2,176,304   $814,946    $329,728     $241,196     $170,761
Average annual interest rate                           3.83%      3.87%       3.87%        3.87%        3.87%
=============================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                      MICHIGAN QUALITY            MICHIGAN PREMIUM           MICHIGAN DIVIDEND
                                         INCOME (NUM)                INCOME (NMP)             ADVANTAGE (NZW)
                                   ------------------------    -----------------------   -----------------------
                                   SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                        ENDED    YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                      1/31/07       7/31/06       1/31/07      7/31/06      1/31/07      7/31/06
----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions           --         8,799            --        5,425        1,186     2,278
================================================================================================================
                                         OHIO QUALITY               OHIO DIVIDEND              OHIO DIVIDEND
                                         INCOME (NUO)              ADVANTAGE (NXI)           ADVANTAGE 2 (NBJ)
                                   ------------------------    -----------------------   -----------------------
                                   SIX MONTHS                  SIX MONTHS                SIX MONTHS
                                        ENDED    YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                                      1/31/07       7/31/06       1/31/07      7/31/06      1/31/07      7/31/06
----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions           --        39,047            --        7,448           --        2,436
================================================================================================================
                                                                                              OHIO DIVIDEND
                                                                                             ADVANTAGE 3 (NVJ)
                                                                                         -----------------------
                                                                                         SIX MONTHS
                                                                                              ENDED   YEAR ENDED
                                                                                            1/31/07      7/31/06
----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                                                 --          458
================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2007, were as follows:

                                                                         MICHIGAN      MICHIGAN      MICHIGAN
                                                                          QUALITY       PREMIUM      DIVIDEND
                                                                           INCOME        INCOME     ADVANTAGE
                                                                            (NUM)         (NMP)         (NZW)
-------------------------------------------------------------------------------------------------------------
Purchases                                                             $ 9,148,069   $15,138,826    $1,246,571
Sales and maturities                                                   16,823,850    12,857,535     2,163,570
=============================================================================================================
                                                               OHIO          OHIO          OHIO          OHIO
                                                            QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)         (NXI)         (NBJ)         (NVJ)
-------------------------------------------------------------------------------------------------------------
Purchases                                               $22,084,434    $8,520,014    $5,685,463    $4,390,601
Sales and maturities                                     22,070,631     6,723,424     5,293,961     4,817,866
=============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2007, the cost of investments was as follows:

                                                                         MICHIGAN      MICHIGAN      MICHIGAN
                                                                          QUALITY       PREMIUM      DIVIDEND
                                                                           INCOME        INCOME     ADVANTAGE
                                                                            (NUM)         (NMP)         (NZW)
-------------------------------------------------------------------------------------------------------------
Cost of investments                                                  $254,539,997  $162,483,871   $44,650,988
=============================================================================================================
                                                               OHIO          OHIO          OHIO          OHIO
                                                            QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)         (NXI)         (NBJ)         (NVJ)
-------------------------------------------------------------------------------------------------------------
Cost of investments                                    $222,517,435   $89,811,546   $67,106,857   $45,784,717
=============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

                                                                         MICHIGAN      MICHIGAN      MICHIGAN
                                                                          QUALITY       PREMIUM      DIVIDEND
                                                                           INCOME        INCOME     ADVANTAGE
                                                                            (NUM)         (NMP)         (NZW)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $15,032,358     $7,416,320    $2,257,393
   Depreciation                                                         (208,812)       (85,131)     (317,373)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                                    $14,823,546     $7,331,189    $1,940,020
=============================================================================================================
                                                               OHIO          OHIO          OHIO          OHIO
                                                            QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)         (NXI)         (NBJ)         (NVJ)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $9,604,334    $4,130,261    $2,509,096    $2,367,427
   Depreciation                                            (220,383)      (92,649)      (89,220)      (49,742)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $9,383,951    $4,037,612    $2,419,876    $2,317,685
=============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2006, the Funds' last tax year end, were as follows:

                                                                         MICHIGAN      MICHIGAN      MICHIGAN
                                                                          QUALITY       PREMIUM      DIVIDEND
                                                                           INCOME        INCOME     ADVANTAGE
                                                                            (NUM)         (NMP)         (NZW)
-------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                    $877,261      $673,707      $222,544
Undistributed net ordinary income **                                           --            --            --
Undistributed net long-term capital gains                                 510,719       314,618            --
=============================================================================================================
                                                               OHIO          OHIO          OHIO          OHIO
                                                            QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)         (NXI)         (NBJ)         (NVJ)
-------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                      $587,921      $197,856      $121,200       $73,873
Undistributed net ordinary income **                             --            --         1,429            --
Undistributed net long-term capital gains                    51,601        81,890        64,434            --
=============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 3, 2006, paid on August 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                         MICHIGAN      MICHIGAN      MICHIGAN
                                                                          QUALITY       PREMIUM      DIVIDEND
                                                                           INCOME        INCOME     ADVANTAGE
                                                                            (NUM)         (NMP)         (NZW)
-------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $12,059,759    $7,607,421    $2,223,571
Distributions from net ordinary income **                                      --        20,208            --
Distributions from net long-term capital gains                          1,522,925     1,313,082            --
=============================================================================================================
                                                               OHIO          OHIO          OHIO          OHIO
                                                            QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                                             INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                                              (NUO)         (NXI)         (NBJ)         (NVJ)
-------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,480,603    $4,505,621    $3,209,643    $2,183,862
Distributions from net ordinary income **                       749         8,426           350            --
Distributions from net long-term capital gains              604,477       161,865       172,587            --
=============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:
                                                           MICHIGAN         OHIO
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 3
                                                              (NZW)        (NVJ)
--------------------------------------------------------------------------------
Expiration Year:
   2011                                                     $45,364       $   --
   2012                                                          --           --
   2013                                                       8,281        1,451
   2014                                                          --        3,804
--------------------------------------------------------------------------------
Total                                                       $53,645       $5,255
================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through July 31, 2006 ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                           MICHIGAN         OHIO
                                                           DIVIDEND     DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 3
                                                              (NZW)        (NVJ)
--------------------------------------------------------------------------------
                                                            $28,241       $2,290
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                   MICHIGAN QUALITY INCOME (NUM)
AVERAGE DAILY NET ASSETS                           MICHIGAN PREMIUM INCOME (NMP)
(INCLUDING NET ASSETS                                  OHIO QUALITY INCOME (NUO)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MICHIGAN DIVIDEND ADVANTAGE (NZW)
                                                   OHIO DIVIDEND ADVANTAGE (NXI)
AVERAGE DAILY NET ASSETS                         OHIO DIVIDEND ADVANTAGE 2 (NBJ)
(INCLUDING NET ASSETS                            OHIO DIVIDEND ADVANTAGE 3 (NVJ)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2007, the complex-level fee rate was .1844%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (``Managed Assets'' means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Ohio Dividend Advantage's (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
MARCH 31,                                   MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%              2007                            .25%
2002                      .30               2008                            .20
2003                      .30               2009                            .15
2004                      .30               2010                            .10
2005                      .30               2011                            .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Michigan Dividend Advantage's (NZW) and Ohio Dividend Advantage 2's (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
SEPTEMBER 30,                               SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%              2007                            .25%
2002                      .30               2008                            .20
2003                      .30               2009                            .15
2004                      .30               2010                            .10
2005                      .30               2011                            .05
2006                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW) and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3's (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
MARCH 31,                                   MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%              2008                            .25%
2003                      .30               2009                            .20
2004                      .30               2010                            .15
2005                      .30               2011                            .10
2006                      .30               2012                            .05
2007                      .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by July 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2007, to shareholders of record on February 15, 2007, as follows:

                                            MICHIGAN      MICHIGAN      MICHIGAN
                                             QUALITY       PREMIUM      DIVIDEND
                                              INCOME        INCOME     ADVANTAGE
                                               (NUM)         (NMP)         (NZW)
--------------------------------------------------------------------------------
Dividend per share                            $.0590        $.0605        $.0645
================================================================================

                                  OHIO          OHIO          OHIO          OHIO
                               QUALITY      DIVIDEND      DIVIDEND      DIVIDEND
                                INCOME     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                 (NUO)         (NXI)         (NBJ)         (NVJ)
--------------------------------------------------------------------------------
Dividend per share              $.0595        $.0605        $.0565        $.0595
================================================================================

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations                                 Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)               $15.17        $ .47        $.23           $(.12)           $(.02)    $ .56        $(.36)     $(.07)    $ (.43)
2006                   15.88          .96        (.52)           (.21)            (.02)      .21         (.81)      (.11)      (.92)
2005                   15.51          .98         .57            (.13)            (.01)     1.41         (.93)      (.11)     (1.04)
2004                   15.14         1.01         .49            (.06)            (.01)     1.43         (.95)      (.11)     (1.06)
2003                   15.48         1.04        (.27)           (.08)            (.01)      .68         (.92)      (.10)     (1.02)
2002                   15.32         1.11         .15            (.11)            (.02)     1.13         (.90)      (.07)      (.97)

MICHIGAN PREMIUM
INCOME (NMP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)                14.92          .45         .16            (.10)            (.02)      .49         (.36)      (.09)      (.45)
2006                   15.55          .91        (.40)           (.18)            (.02)      .31         (.79)      (.15)      (.94)
2005                   15.19          .93         .50            (.11)              --      1.32         (.91)      (.05)      (.96)
2004                   15.24          .97         .38            (.04)            (.03)     1.28         (.94)      (.39)     (1.33)
2003                   15.56         1.03        (.37)           (.07)              --       .59         (.91)        --       (.91)
2002                   15.31         1.05         .16            (.11)              --      1.10         (.85)        --       (.85)
====================================================================================================================================
                                                                       Total Returns
                                                                 ----------------------
                                                                                Based
                            Offering                                               on
                           Costs and      Ending                               Common
                           Preferred      Common                  Based         Share
                               Share       Share      Ending         on           Net
                        Underwriting   Net Asset      Market     Market         Asset
                           Discounts       Value       Value      Value**       Value**
=======================================================================================
MICHIGAN QUALITY
INCOME (NUM)
---------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)                        $  --      $15.30      $14.70       5.03%         3.69%
2006                              --       15.17       14.41      (2.28)         1.41
2005                              --       15.88       15.67       9.94          9.28
2004                              --       15.51       15.20       5.17          9.52
2003                              --       15.14       15.45       2.40          4.35
2002                              --       15.48       16.10      11.18          7.68

MICHIGAN PREMIUM
INCOME (NMP)
---------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)                           --       14.96       14.59       5.40          3.32
2006                              --       14.92       14.27      (3.12)         2.06
2005                              --       15.55       15.68      16.03          8.80
2004                              --       15.19       14.37       5.46          8.56
2003                              --       15.24       14.85       2.64          3.71
2002                              --       15.56       15.35      10.52          7.40
=======================================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                Ratios to Average Net Assets
                                        Applicable to Common Shares                 Applicable to Common Shares
                                        Before Credit/Reimbursement                  After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
MICHIGAN QUALITY
INCOME (NUM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)             $179,235        1.22%*          1.22%*           6.01%*       1.20%*          1.20%*           6.03%*         3%
2006                 177,734        1.23            1.23             6.17         1.22            1.22             6.19          18
2005                 185,900        1.22            1.22             6.13         1.21            1.21             6.14           8
2004                 181,114        1.22            1.22             6.44         1.22            1.22             6.45          15
2003                 176,186        1.24            1.24             6.56         1.24            1.24             6.57          15
2002                 179,630        1.28            1.28             7.29         1.27            1.27             7.29          19

MICHIGAN PREMIUM
INCOME (NMP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)              115,928        1.28*           1.21*            5.87*        1.27*           1.20*            5.88*          7
2006                 115,611        1.20            1.20             6.03         1.19            1.19             6.03           6
2005                 120,475        1.19            1.19             5.97         1.17            1.17             5.98          11
2004                 117,529        1.20            1.20             6.28         1.19            1.19             6.30          28
2003                 117,418        1.21            1.21             6.49         1.20            1.20             6.50          18
2002                 119,820        1.25            1.25             6.82         1.24            1.24             6.83           9
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset         Amount        Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
MICHIGAN QUALITY INCOME (NUM)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)           $94,000       $25,000      $72,669          $ --          $ --
2006               94,000        25,000       72,270            --            --
2005               94,000        25,000       74,441            --            --
2004               94,000        25,000       73,169            --            --
2003               94,000        25,000       71,858            --            --
2002               94,000        25,000       72,774            --            --

MICHIGAN PREMIUM INCOME (NMP)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)            56,000        25,000       76,754         5,640        31,484
2006               56,000        25,000       76,612            --            --
2005               56,000        25,000       78,783            --            --
2004               56,000        25,000       77,468            --            --
2003               56,000        25,000       77,419            --            --
2002               56,000        25,000       78,491            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended January 31, 2007.

     See accompanying notes to financial statements.

                                  68-69 spread

          Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations                                Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
MICHIGAN DIVIDEND
ADVANTAGE (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)               $14.94        $ .48        $.20           $(.12)            $ --     $ .56       $ (.39)     $(.01)    $ (.40)
2006                   15.44          .97        (.40)           (.20)              --       .37         (.87)        --       (.87)
2005                   14.82          .98         .63            (.11)              --      1.50         (.89)        --       (.89)
2004                   14.30          .99         .47            (.05)              --      1.41         (.89)        --       (.89)
2003                   14.42          .99        (.20)           (.07)              --       .72         (.86)        --       (.86)
2002(b)                14.33          .76         .22            (.07)              --       .91         (.63)        --       (.63)
====================================================================================================================================
                                                                      Total Returns
                                                                 ----------------------
                                                                                Based
                            Offering                                               on
                           Costs and      Ending                               Common
                           Preferred      Common                  Based         Share
                               Share       Share      Ending         on           Net
                        Underwriting   Net Asset      Market     Market         Asset
                           Discounts       Value       Value      Value**       Value**
=======================================================================================
MICHIGAN DIVIDEND
ADVANTAGE (NZW)
---------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)                         $ --      $15.10      $15.32       (.59)%        3.73%
2006                              --       14.94       15.81       (.47)         2.46
2005                             .01       15.44       16.79      21.34         10.41
2004                              --       14.82       14.65       2.99         10.00
2003                             .02       14.30       15.10       9.19          5.01
2002(b)                         (.19)      14.42       14.65       2.00          5.21
=======================================================================================
                                                               Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                  Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                       Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
MICHIGAN DIVIDEND
ADVANTAGE (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)              $31,178        1.31%*          1.31%*           5.83%*        .89%*           .89%*           6.25%*         3%
2006                  30,823        1.31            1.31             5.92          .83             .83             6.40           8
2005                  31,821        1.27            1.27             5.93          .81             .81             6.39           8
2004                  30,538        1.28            1.28             6.13          .81             .81             6.60           9
2003                  29,443        1.29            1.29             6.15          .82             .82             6.61           2
2002(b)               29,679        1.35*           1.35*            6.00*         .90*            .90*            6.45*         21
====================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period          at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset         Amount        Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
MICHIGAN DIVIDEND ADVANTAGE (NZW)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(c)           $16,000       $25,000      $73,716          $ --          $ --
2006               16,000        25,000       73,161            --            --
2005               16,000        25,000       74,720            --            --
2004               16,000        25,000       72,716            --            --
2003               16,000        25,000       71,005            --            --
2002(b)            16,000        25,000       71,374            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b) For the period September 25, 2001 (commencement of operations) through July 31, 2002.
(c)  For the six months ended January 31, 2007.

                                 See accompanying notes to financial statements.


                                  70-71 spread

          Selected data for a Common share outstanding throughout each period:

                                                     Investment Operations                                 Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
OHIO QUALITY
INCOME (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)               $16.01        $ .48       $ .18           $(.12)           $(.01)    $ .53       $ (.37)     $(.04)    $ (.41)
2006                   16.58          .98        (.42)           (.22)            (.01)      .33         (.85)      (.05)      (.90)
2005                   16.21         1.02         .49            (.12)              --      1.39         (.98)      (.04)     (1.02)
2004                   16.17         1.07         .25            (.06)            (.01)     1.25        (1.00)      (.21)     (1.21)
2003                   16.36         1.10        (.22)           (.08)              --       .80         (.99)        --       (.99)
2002                   16.10         1.14         .18            (.13)              --      1.19         (.93)        --       (.93)

OHIO DIVIDEND
ADVANTAGE (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)                15.02          .47         .17            (.11)            (.01)      .52         (.37)      (.03)      (.40)
2006                   15.55          .96        (.40)           (.21)              --       .35         (.85)      (.03)      (.88)
2005                   15.05         1.00         .57            (.11)              --      1.46         (.96)        --       (.96)
2004                   14.66         1.04         .40            (.06)              --      1.38         (.97)      (.02)      (.99)
2003                   14.83         1.05        (.23)           (.07)              --       .75         (.92)      (.01)      (.93)
2002                   14.57         1.06         .19            (.12)              --      1.13         (.87)        --       (.87)
====================================================================================================================================
                                                                 Total Returns
                                                             ----------------------
                                                                            Based
                        Offering                                               on
                       Costs and      Ending                               Common
                       Preferred      Common                  Based         Share
                           Share       Share      Ending         on           Net
                    Underwriting   Net Asset      Market     Market         Asset
                       Discounts       Value       Value      Value**       Value**
===================================================================================
OHIO QUALITY
INCOME (NUO)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)                     $ --      $16.13      $15.65       1.48%         3.33%
2006                          --       16.01       15.83      (1.36)         2.10
2005                          --       16.58       16.96      10.25          8.70
2004                          --       16.21       16.30       2.59          7.87
2003                          --       16.17       17.04      (3.15)         4.84
2002                          --       16.36       18.62      17.00          7.63

OHIO DIVIDEND
ADVANTAGE (NXI)
-----------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)                       --       15.14       15.09       2.95          3.44
2006                          --       15.02       15.05      (6.53)         2.32
2005                          --       15.55       17.00      21.79          9.87
2004                          --       15.05       14.80      10.70          9.54
2003                         .01       14.66       14.26       (.04)         5.09
2002                          --       14.83       15.15       4.48          8.02
===================================================================================
                                                              Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                         Ratios to Average Net Assets                 Ratios to Average Net Assets
                                         Applicable to Common Shares                  Applicable to Common Shares
                                         Before Credit/Reimbursement                  After Credit/Reimbursement***
                               --------------------------------------------  --------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses              Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding       Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++       Rate
====================================================================================================================================
OHIO QUALITY
INCOME (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)             $157,194        1.23%*          1.21%*           5.82%*       1.21%*          1.19%*           5.84%*         9%
2006                 156,026        1.20            1.20             6.05         1.19            1.19             6.06           9
2005                 160,982        1.19            1.19             6.16         1.18            1.18             6.17          14
2004                 156,634        1.20            1.20             6.46         1.19            1.19             6.47          31
2003                 155,412        1.22            1.22             6.59         1.22            1.22             6.60          12
2002                 156,351        1.26            1.26             7.10         1.24            1.24             7.12          26

OHIO DIVIDEND
ADVANTAGE (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)               64,253        1.24*           1.22*            5.74*         .86*            .84*            6.13*          7
2006                  63,735        1.21            1.21             5.85          .76             .76             6.30           6
2005                  65,873        1.21            1.21             6.00          .76             .76             6.46          14
2004                  63,642        1.20            1.20             6.41          .75             .75             6.86          10
2003                  61,924        1.23            1.23             6.52          .78             .78             6.97           6
2002                  62,548        1.24            1.24             6.79          .78             .78             7.25          18
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset         Amount        Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
OHIO QUALITY INCOME (NUO)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)           $77,000       $25,000      $76,037        $2,770       $85,547
2006               77,000        25,000       75,658            --            --
2005               77,000        25,000       77,267            --            --
2004               77,000        25,000       75,855            --            --
2003               77,000        25,000       75,458            --            --
2002               77,000        25,000       75,763            --            --

OHIO DIVIDEND ADVANTAGE (NXI)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(b)            31,000        25,000       76,817         1,120        86,047
2006               31,000        25,000       76,400            --            --
2005               31,000        25,000       78,123            --            --
2004               31,000        25,000       76,324            --            --
2003               31,000        25,000       74,938            --            --
2002               31,000        25,000       75,442            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended January 31, 2007.

                                 See accompanying notes to financial statements.


                                  72-73 spread

          Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                                   Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)               $14.81        $ .46       $ .19           $(.12)           $(.01)    $ .52        $(.35)     $(.04)     $(.39)
2006                   15.37          .93        (.41)           (.22)            (.01)      .29         (.80)      (.05)      (.85)
2005                   14.85          .95         .61            (.12)              --      1.44         (.90)      (.02)      (.92)
2004                   14.31          .99         .53            (.06)              --      1.46         (.92)        --       (.92)
2003                   14.48         1.00        (.23)           (.08)              --       .69         (.87)        --       (.87)
2002(b)                14.33          .78         .23            (.08)              --       .93         (.62)        --       (.62)

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)                15.06          .48         .17            (.11)            (.01)      .53         (.36)      (.04)      (.40)
2006                   15.57          .95        (.45)           (.22)              --       .28         (.79)        --       (.79)
2005                   14.93          .95         .69            (.11)              --      1.53         (.87)      (.02)      (.89)
2004                   14.48          .96         .51            (.06)            (.01)     1.40         (.88)      (.07)      (.95)
2003                   14.83          .97        (.29)           (.07)            (.01)      .60         (.88)      (.06)      (.94)
2002(c)                14.33          .25         .65            (.02)              --       .88         (.22)        --       (.22)
====================================================================================================================================
                                                                    Total Returns
                                                               ----------------------
                                                                              Based
                          Offering                                               on
                         Costs and      Ending                               Common
                         Preferred      Common                  Based         Share
                             Share       Share      Ending         on           Net
                      Underwriting   Net Asset      Market     Market         Asset
                         Discounts       Value       Value      Value**       Value**
=====================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
-------------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)                       $ --      $14.94      $14.43        .83%         3.55%
2006                            --       14.81       14.70        .35          1.96
2005                            --       15.37       15.48      11.63          9.90
2004                            --       14.85       14.70       9.60         10.33
2003                           .01       14.31       14.26       3.17          4.74
2002(b)                       (.16)      14.48       14.65       1.91          5.58

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
-------------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)                         --       15.19       14.89       3.66          3.48
2006                            --       15.06       14.75      (2.33)         1.87
2005                            --       15.57       15.90      17.60         10.40
2004                            --       14.93       14.30       5.86          9.72
2003                          (.01)      14.48       14.40        .09          3.81
2002(c)                       (.16)      14.83       15.30       3.47          5.05
=====================================================================================
                                                                 Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets                 Ratios to Average Net Assets
                                           Applicable to Common Shares                  Applicable to Common Shares
                                           Before Credit/Reimbursement                  After Credit/Reimbursement***
                                 --------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable     Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common    Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)    Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)               $46,643         1.31%*          1.29%*           5.68%*        .88%*           .86%*          6.11%*        7%
2006                   46,242         1.27            1.27             5.71          .78             .78            6.19          8
2005                   47,937         1.23            1.23             5.71          .77             .77            6.17         14
2004                   46,268         1.25            1.25             6.13          .79             .79            6.60         15
2003                   44,578         1.27            1.27             6.26          .81             .81            6.72         15
2002(b)                45,073         1.25*           1.25*            6.12*         .80*            .80*           6.57*        39

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)                32,780         1.32*           1.30*            5.75*         .85*            .83*           6.22*         9
2006                   32,506         1.28            1.28             5.76          .81             .81            6.23          2
2005                   33,606         1.27            1.27             5.68          .81             .81            6.14          3
2004                   32,208         1.28            1.28             5.87          .81             .81            6.34          8
2003                   31,245         1.28            1.28             5.89          .82             .82            6.35         16
2002(c)                31,995         1.22*           1.22*            4.72*         .80*            .80*           5.15*         7
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
OHIO DIVIDEND
ADVANTAGE 2 (NBJ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)           $24,000       $25,000      $73,587          $820       $87,150
2006               24,000        25,000       73,169            --            --
2005               24,000        25,000       74,935            --            --
2004               24,000        25,000       73,196            --            --
2003               24,000        25,000       71,435            --            --
2002(b)            24,000        25,000       71,951            --            --

OHIO DIVIDEND
ADVANTAGE 3 (NVJ)
--------------------------------------------------------------------------------
Year Ended 7/31:
2007(d)            16,500        25,000       74,667           580        85,965
2006               16,500        25,000       74,252            --            --
2005               16,500        25,000       75,918            --            --
2004               16,500        25,000       73,800            --            --
2003               16,500        25,000       72,341            --            --
2002(c)            16,500        25,000       73,477            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b) For the period September 25, 2001 (commencement of operations) through July 31, 2002.
(c) For the period March 25, 2002 (commencement of operations) through July 31, 2002.
(d)  For the six months ended January 31, 2007.

                                 See accompanying notes to financial statements.


                                  74-75 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the ''Plan``) as further described below effective with the close of business on March 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF DIRECTORS/TRUSTEES

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing approximately $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


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Logo: NUVEEN Investments


                                                                     ESA-B-0107D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Ohio Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.